TCW GALILEO FUNDS
October 31, 2001


                                ANNUAL REPORT
                                International


                     Asia Pacific Equities

                          Emerging Markets Equities

                               Emerging Markets Income

                                    European Equities

                                         Japanese Equities

                                               Select International
                                                Equities




                                         [LOGO TCW GALILEO FUNDS INC.]
                                               THE POWER OF INDEPENDENT THINKING
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
TABLE OF CONTENTS                                               OCTOBER 31, 2001

Letter To Shareholders............................   1

Management Discussions............................   2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..........  17

  TCW Galileo Emerging Markets Equities Fund......  20

  TCW Galileo Emerging Markets Income Fund........  25

  TCW Galileo European Equities Fund..............  29

  TCW Galileo Japanese Equities Fund..............  32

  TCW Galileo Select International Equities
    Fund..........................................  34

Statements of Assets and Liabilities..............  37

Statements of Operations..........................  39

Statements of Changes in Net Assets...............  41

Notes to Financial Statements.....................  44

Financial Highlights..............................  56

Independent Auditors' Report......................  63

Tax Information Notice............................  64

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TO OUR SHAREHOLDERS

We are pleased to submit the October 31, 2001 annual reports for the TCW Galileo Funds. On the following pages we have provided a discussion and analysis of each Fund's investment performance as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

On May 1, 2001, we launched Galileo On-Line service which allows investors to conduct Fund transactions via the internet.

The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

Marc I. Stern Signature

Marc I. Stern
Chairman of the Board
December 5, 2001

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The total return for the TCW Galileo Asia Pacific Equities Fund (the "Fund") during the fiscal year ended October 31, 2001 was negative 21.33%. This compares favorably to a negative 25.18% return of the Fund's benchmark, the MSCI All Country US$ Far East ex Japan Index. An overweight position in Korea relative to Taiwan helped performance, as did our decision to cut back on technology holdings earlier in the year. A high weighting in China stocks also proved beneficial, particularly in the first half of the period. The Fund did however miss out on some good performances in the smaller markets, and in small stocks within the larger markets, but we did not wish to relax our investment process.

Asian equity markets have had a predictably difficult year due to their dependence on high technology industries and the US economy. In many countries in the region there is not a sufficiently developed domestic economy with which to offset the sharp contraction in demand from the US for Asian technology exports. This is particularly true for Singapore and Taiwan which as a consequence are suffering their deepest recessions in decades. In other cases the downturn has added to structural pressures remaining from the 1997/8 downturn -- Hong Kong being the most notable example. Property prices there have fallen by 50% since the peak in the mid 1990s, despite low interest rates and this is acting as a deflationary drag on the whole economy.

There are however a number of positive factors to offset this difficult backdrop. Firstly the large economies of India and China have proved quite resilient to the global downturn; indeed China, by also joining the World Trade Organization this year, is moving further into center-stage as far as investment in the region is concerned. Secondly the political environment within the region appears more favorable. In addition to China, governments in Thailand and Malaysia appear more investor friendly and even Indonesia, long the pariah of the region, is beginning to reform itself. Finally we have also seen some recent improvements in the investment fundamentals in the region. The technology sector has led recent rallies in global equity markets, as a number of indicators appear to have bottomed out. Asian companies have been at the forefront of this, with regional leaders such as Taiwan Semiconductor and Samsung Electronics outperforming their global peer group in both profit and share price performance.

We take a very stock specific approach to investment in the region, and the Fund holds a relatively small number of investments (25-30) where we feel a degree of confidence regarding the quality of the management and the underlying business. This is the driving factor behind our relatively high positions in Korean telecom and electronics, and in Hong Kong and Singapore financials. By contrast we consistently fail to find companies in Malaysia, the Philippines and Indonesia which meet our criteria. In Taiwan we find good companies in technology, but less so domestically. Asset allocation is overlaid as a risk control, but it remains a question of finding good companies at the right price.

2
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--------------------------------------------------------------------------------

                     TCW Galileo Asia Pacific Equities Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year   5-Year  Since Inception
(21.33)%                             8.04%  (3.57)%            4.43%

          FUND    MSCI TR FAR EAST FREE EX-JAPAN
Apr 93  $260,748                        $272,230
May 93  $282,603                        $288,175
Jun 93  $278,865                        $280,653
Jul 93  $284,578                        $282,488
Aug 93  $306,548                        $306,133
Sep 93  $319,790                        $317,950
Oct 93  $385,208                        $376,515
Nov 93  $395,558                        $373,980
Dec 93  $485,140                        $464,895
Jan 94  $458,448                        $433,140
Feb 94  $430,648                        $408,263
Mar 94  $380,263                        $363,855
Apr 94  $396,628                        $380,995
May 94  $413,425                        $397,240
Jun 94  $391,030                        $379,580
Jul 94  $407,825                        $400,780
Aug 94  $438,400                        $433,423
Sep 94  $432,800                        $426,443
Oct 94  $438,830                        $434,733
Nov 94  $391,458                        $393,328
Dec 94  $376,453                        $383,613
Jan 95  $333,343                        $342,468
Feb 95  $362,233                        $377,080
Mar 95  $360,455                        $378,890
Apr 95  $358,678                        $375,303
May 95  $401,790                        $421,030
Jun 95  $396,458                        $414,700
Jul 95  $414,680                        $421,248
Aug 95  $395,613                        $401,205
Sep 95  $396,515                        $408,168
Oct 95  $390,658                        $401,968
Nov 95  $384,803                        $397,745
Dec 95  $402,375                        $417,535
Jan 96  $444,730                        $455,803
Feb 96  $438,873                        $454,238
Mar 96  $436,623                        $457,895
Apr 96  $452,393                        $470,708
May 96  $449,240                        $466,128
Jun 96  $431,665                        $456,735
Jul 96  $408,343                        $423,830
Aug 96  $426,000                        $439,133
Sep 96  $435,508                        $450,223
Oct 96  $435,055                        $441,718
Nov 96  $470,820                        $467,008
Dec 96  $484,400                        $464,035
Jan 97  $485,308                        $470,778
Feb 97  $486,665                        $472,528
Mar 97  $460,410                        $446,703
Apr 97  $454,525                        $435,300
May 97  $496,630                        $457,405
Jun 97  $541,450                        $469,633
Jul 97  $545,548                        $471,920
Aug 97  $464,933                        $385,030
Sep 97  $455,773                        $382,138
Oct 97  $337,593                        $288,915
Nov 97  $320,645                        $270,540
Dec 97  $313,160                        $258,430
Jan 98  $306,555                        $236,668
Feb 98  $340,680                        $290,968
Mar 98  $331,325                        $283,865
Apr 98  $309,308                        $254,635
May 98  $265,278                        $215,198
Jun 98  $248,768                        $191,775
Jul 98  $244,128                        $186,453
Aug 98  $226,045                        $157,643
Sep 98  $241,303                        $174,628
Oct 98  $287,643                        $222,313
Nov 98  $301,773                        $242,560
Dec 98  $306,293                        $245,978
Jan 99  $305,728                        $237,940
Feb 99  $301,770                        $233,728
Mar 99  $330,593                        $260,000
Apr 99  $392,755                        $320,033
May 99  $387,668                        $305,643
Jun 99  $461,698                        $358,663
Jul 99  $463,393                        $344,925
Aug 99  $479,215                        $350,568
Sep 99  $450,395                        $322,510
Oct 99  $473,003                        $338,040
Nov 99  $569,073                        $371,765
Dec 99  $658,360                        $398,755
Jan 00  $645,930                        $390,200
Feb 00  $706,395                        $369,635
Mar 00  $688,878                        $387,198
Apr 00  $583,203                        $355,670
May 00  $534,040                        $326,793
Jun 00  $575,860                        $342,343
Jul 00  $547,603                        $330,128
Aug 00  $543,080                        $325,983
Sep 00  $495,610                        $288,283
Oct 00  $461,135                        $265,770
Nov 00  $436,833                        $252,523
Dec 00  $456,980                        $252,028
Jan 01  $494,430                        $285,900
Feb 01  $466,345                        $272,035
Mar 01  $406,080                        $243,118
Apr 01  $441,190                        $244,065
May 01  $433,583                        $242,675
Jun 01  $425,393                        $237,603
Jul 01  $406,668                        $228,568
Aug 01  $396,720                        $224,910
Sep 01  $334,110                        $189,135
Oct 01  $362,780                        $198,838

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 4/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The total return earned by the TCW Galileo Emerging Markets Equities Fund (the "Fund") during the fiscal year ended October 31, 2001, was a negative 18.00%. This compares favorably to the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Total Return Gross US$ Emerging Markets Free Index, which posted a negative 27.75% return for the same period.

Emerging equity markets went through another volatile period during the Fund's fiscal year. After having rallied sharply early in 2001, stocks fell on concerns that interest rate cuts by the U.S. Federal Reserve would prove inadequate to stave off a hard landing of the U.S. economy. With global equity markets already under substantial pressure from slower world growth, the September 11 terrorist attacks in the U.S. dealt a sharp blow to investor confidence, and the much-awaited U.S. economic recovery will likely be delayed for several more months.

The Fund consistently maintained an underweight position in the Asia Pacific region, given its strategic avoidance of Malaysia, Indonesia and the Philippines due to insufficient shareholder protection for foreign investors. Within the region, the Fund's exposure was focused on the markets of China/Hong Kong and South Korea, where economic and corporate earnings growth prospects were above average. In Latin America, the Fund maintained a neutral exposure during most of the fiscal year, with an emphasis on Mexican holdings together with other companies in the region judged most resilient in the face of a general slowdown of the region's economies. During the period under review, the Fund gradually reduced its exposure to the EMEA region (emerging Europe, Middle East, Africa). Within the region, the Fund began the year with an overweight position in South Africa and the Central European markets of Poland and Hungary, and subsequently reduced the South Africa weighting toward the end of the Fund's fiscal year.

It is fair to say that the common element affecting emerging market stock performance overall is the impact of the global slowdown. Given the reliance of emerging market economies on exports to fuel growth, the catalyst for improved market returns is likely to come in the form of a confirmation of a rebound in the global economy. While the tragic events of September 11 may delay that recovery by several months, and performances may be volatile over the next few months, we are optimistic that favorable policy responses will help set the stage for a meaningful recovery in 2002.

4
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                   TCW Galileo Emerging Markets Equities Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year   5-Year  Since Inception
(18.00%)                             3.86%  (5.04%)          (0.44%)

          FUND    MSCI TR EMERGING MARKETS FREE
Jun 93  $254,500                       $257,413
Jul 93  $259,793                       $264,213
Aug 93  $278,005                       $286,523
Sep 93  $283,815                       $297,003
Oct 93  $320,370                       $323,650
Nov 93  $335,973                       $337,973
Dec 93  $404,275                       $393,838
Jan 94  $408,563                       $401,003
Feb 94  $380,330                       $393,870
Mar 94  $337,733                       $358,228
Apr 94  $332,408                       $351,063
May 94  $340,395                       $363,078
Jun 94  $321,758                       $353,070
Jul 94  $336,590                       $375,023
Aug 94  $371,960                       $421,568
Sep 94  $376,903                       $426,360
Oct 94  $370,060                       $418,668
Nov 94  $352,943                       $396,900
Dec 94  $311,488                       $365,023
Jan 95  $273,835                       $326,188
Feb 95  $269,270                       $317,820
Mar 95  $265,468                       $319,840
Apr 95  $275,735                       $334,190
May 95  $292,470                       $351,968
Jun 95  $289,808                       $353,008
Jul 95  $300,078                       $360,933
Aug 95  $293,233                       $352,430
Sep 95  $287,908                       $350,758
Oct 95  $273,455                       $337,330
Nov 95  $273,455                       $331,315
Dec 95  $283,810                       $346,010
Jan 96  $310,513                       $370,605
Feb 96  $301,360                       $364,713
Mar 96  $307,083                       $367,553
Apr 96  $323,868                       $382,248
May 96  $326,918                       $380,543
Jun 96  $325,775                       $382,918
Jul 96  $305,243                       $356,748
Aug 96  $317,453                       $365,880
Sep 96  $317,835                       $369,050
Oct 96  $312,110                       $359,208
Nov 96  $322,030                       $365,225
Dec 96  $330,443                       $366,878
Jan 97  $353,445                       $391,903
Feb 97  $367,248                       $408,685
Mar 97  $357,663                       $397,950
Apr 97  $358,045                       $398,653
May 97  $376,828                       $410,063
Jun 97  $406,730                       $432,008
Jul 97  $418,118                       $438,458
Aug 97  $372,218                       $382,663
Sep 97  $382,245                       $393,268
Oct 97  $320,918                       $328,738
Nov 97  $317,445                       $316,743
Dec 97  $330,945                       $324,375
Jan 98  $305,873                       $298,933
Feb 98  $321,303                       $330,135
Mar 98  $330,173                       $344,463
Apr 98  $330,173                       $340,710
May 98  $287,745                       $294,018
Jun 98  $262,290                       $263,178
Jul 98  $274,963                       $271,520
Aug 98  $196,953                       $193,013
Sep 98  $196,953                       $205,258
Oct 98  $215,105                       $226,873
Nov 98  $221,670                       $245,740
Dec 98  $219,738                       $242,178
Jan 99  $217,035                       $238,270
Feb 99  $214,718                       $240,590
Mar 99  $236,730                       $272,295
Apr 99  $264,148                       $305,985
May 99  $263,378                       $304,205
Jun 99  $300,065                       $338,730
Jul 99  $294,273                       $329,528
Aug 99  $300,838                       $332,525
Sep 99  $297,363                       $321,273
Oct 99  $303,928                       $328,113
Nov 99  $342,935                       $357,533
Dec 99  $413,605                       $403,005
Jan 00  $403,953                       $405,408
Feb 00  $430,600                       $410,760
Mar 00  $423,650                       $412,765
Apr 00  $377,308                       $373,638
May 00  $363,793                       $358,190
Jun 00  $384,645                       $370,808
Jul 00  $352,978                       $351,738
Aug 00  $349,500                       $353,468
Sep 00  $316,675                       $322,605
Oct 00  $293,890                       $299,215
Nov 00  $266,858                       $273,053
Dec 00  $281,533                       $279,645
Jan 01  $315,905                       $318,153
Feb 01  $288,873                       $293,243
Mar 01  $260,683                       $264,445
Apr 01  $283,855                       $277,508
May 01  $289,263                       $280,810
Jun 01  $281,150                       $275,055
Jul 01  $263,000                       $257,670
Aug 01  $256,435                       $255,120
Sep 01  $222,450                       $215,628
Oct 01  $240,988                       $228,888

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 6/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Emerging Markets Income Fund (the "Fund") posted a 11.77% return for the fiscal year ended October 31, 2001. The JPM EMBI Global Constrained Index returned 11.88% for the same period.

GLOBAL OUTLOOK

The September 11 terrorist attacks on New York and Washington have raised new uncertainties over the outlook for global economic growth and credit fundamentals. Even before September 11, growth fundamentals were weakening at three important regions of the world: US, Europe, and Japan. By extension, growth fundamentals in the emerging markets were similarly deteriorating.

In the aftermath of September 11, the outlook for global economic growth has become significantly more complicated. The terrorist attacks transformed a normal cyclical economic slowdown into a systemic global shock.

Against this much weaker cyclical background, monetary and fiscal policies are turning even more expansionary, as the US Federal Reserve, the European Central Bank and the Bank of Japan have all pushed interest rates lower. Even more dramatic has been the shift in US fiscal policy. Spending restraint has practically evaporated, as Congress has moved quickly to approve several billion dollars in emergency relief funds. Additional fiscal stimulus is likely from higher military spending and additional tax cuts. For the FY 2002, total fiscal stimulus could reach 1.50% of GDP.

Two uncertainties could constrain the effectiveness of monetary and fiscal policies in the near-term: loss of confidence and lingering security concerns. With these new uncertainties, global economic risks are skewed to the downside. On the other hand, a more rapid recovery in confidence and diminishing fears over national security could significantly strengthen the outlook for economic growth.

THE EMERGING MARKETS AND CREDIT FUNDAMENTALS

Since September 11, growth fundamentals in the emerging markets have deteriorated. Robust growth rates have given way to slumping aggregate demand. New fiscal strains are developing as tax revenues weaken in response to slower economic activity. While fiscal balances are still broadly within acceptable ranges, lower tax revenues will have to be reconciled through deeper fiscal adjustment (new revenues or lower expenditure) or higher borrowing. Alternative sources of fiscal flexibility will be constrained by the weak prospects for privatization and tight conditions in the international capital markets.

So far, normal adjustment processes and prudent policy responses have contained the fallout from developing macroeconomic imbalances. Fiscal policies have been tightened and fiscal imbalances (where they exist) are broadly within acceptable ranges. Ultimately, these cyclical factors will still depend heavily on the turning point for economic growth in the US, Europe, and Japan.

Credit fundamentals could weaken further against the background of deteriorating growth fundamentals and developing economic imbalances. Debt service capacity is stable, even while debt stock indicators deteriorate. This year's borrowing requirements have been largely met. Next year's borrowing requirements could be significantly more challenging if economic conditions do not soon strengthen.

6
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As a result of September 11, heightened global risks could aggravate the effects of these normal cyclical pressures. These risks include the following:

    - ISLAMIC EXTREMISM. Pockets of Islamic extremists are operating across a wide swath of the investable emerging markets: e.g. Morocco, Algeria, Egypt, Turkey, the oil producing countries of the Middle East, Central Asia, Pakistan, Indonesia, and Philippines. There is a risk that the US-led war on terrorism could spark a backlash against US allies (particularly, moderate Moslem allies) that unleashes widespread outbreaks of violent social unrest.

    - RISING POPULISM. A sharp, sustained slowdown in economic growth could raise new challenges for economic reforms. As economic conditions deteriorate, the consensus in favor of deeper orthodox economic reforms could falter. Populist economic models could attract renewed interest.

    - CAPITAL FLOWS TO THE EMERGING MARKETS. The perception of increasing global risks could lead to a sustained drop in capital flows to the emerging markets.

INVESTMENT OUTLOOK

From September 11, our investment outlook has become greatly more complicated as normal cyclical economic weaknesses are compounded by new global uncertainties. The interplay of these complex risk factors could lead to a wider range of possible outcomes for the emerging markets. The following table describes our near-term outlook for the emerging markets--Base Case, Best Case, Worst Case. Cyclical risks and new global uncertainties frame the wide range of possible outcomes represented in the three scenarios.

Under normal circumstances, we would expect the main instruments of economic policy (monetary and fiscal policy) to be very effective in restoring economic growth. In our Base and Best Cases, the global shock from September 11 is treated as a transitory effect that can be offset by stronger economic stimulus as long as confidence in national security is maintained. In the Worst Case, the global shock from September 11 is unresponsive to additional economic stimulus, or another wave of terrorist attacks leads to an even deeper erosion of confidence. In this scenario, global recession risks with accompanying deflation could escalate, leading to higher systemic default risks.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                                   BASE CASE
                          ----------------------------

 - Expansionary monetary and fiscal policies lead to gradual economic recovery.

 - Peak global liquidity conditions.

 - Stable but lower oil prices.

 - Prudent policy responses to fiscal slippage.

 - Moderate borrowing requirements.

 - Short-term loosening of IMF borrowing conditions and terms.

 - Some progress on key structural reforms, e.g. tax reform in Mexico.

 - Strengthening growth fundamentals lead to stable credit fundamentals and diminishing systemic default risks.

 - "War on terrorism" evolves as a deliberate, multi-front strategy targeting infrastructure and prevention.

 - Credit spreads tighten.

                                   BEST CASE
                          ----------------------------

 - Stronger than expected rebound in confidence leads to V-shaped economic recovery.

 - Better than expected policy outcomes in Japan.

 - Peak global liquidity conditions, net capital inflows to the EM.

 - Stable oil prices, gradual reflation.

 - Enhanced lending from the IMF and official creditors.

 - Continuity of orthodox economic reforms, deeper fiscal adjustment, and some acceleration of key structural reforms.

 - Strengthening credit fundamentals and lower relative default risks.

 - Early success in dismantling global terrorist infrastructure. New measures bolster domestic security.

 - Potential for credit spreads to tighten significantly

                                   WORST CASE
                          ----------------------------

 - Monetary and fiscal stimulus ineffective in restoring economic growth. No recovery in confidence.

 - Deepening global recession, deflationary pressures intensify.

 - Oil prices drop to below $15.

 - Weakening commitment to orthodox economic reforms lead to economic imbalances, hyperinflation risks increase.

 - Rising populism.

 - IMF and official creditors are forced to withdraw financial support at key flash points as alternative economic models replace orthodox economic reforms.

 - Islamic extremism.

 - Escalating terrorist activity and limited early success in the war on terrorism undermines popular support.

 - Deteriorating credit fundamentals and debt service capacity.

 - Higher systemic default risks.

 - Credit spreads widen to default valuations.

INVESTMENT STRATEGY

Our investment strategy is largely unchanged and has been well positioned for the current environment. Our portfolio strategy has benefited from:

    - Overweight positions in sovereign credits that most closely exemplify the emerging market rationale: Mexico, Brazil, and Russia. These countries share three important elements: commitment to orthodox economic reform, strong geopolitical position, and increasing linkages to developed markets.
8

                                                                          [ICON]
--------------------------------------------------------------------------------

    - Overweight positions in quasi-sovereign and corporate credits that capture full emerging market valuations with less than 100% emerging market risks through credit enhancement, bond structure, or investment grade credit fundamentals.

    - Underweight positions in Argentina and Venezuela.

    - Higher than normal cash positions.

                    TCW Galileo Emerging Markets Income Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year  5-Year  Since Inception
11.77%                              19.65%   7.03%            7.44%

          FUND    JPM EMBI GLOBAL CONSTRAINED
Sep 96  $257,620                     $264,655
Oct 96  $257,750                     $269,170
Nov 96  $267,053                     $282,678
Dec 96  $272,228                     $285,455
Jan 97  $281,115                     $292,423
Feb 97  $289,678                     $297,285
Mar 97  $280,035                     $286,403
Apr 97  $289,260                     $294,888
May 97  $301,975                     $305,130
Jun 97  $310,955                     $312,413
Jul 97  $320,445                     $325,310
Aug 97  $321,128                     $323,785
Sep 97  $329,975                     $332,948
Oct 97  $295,170                     $299,403
Nov 97  $303,775                     $310,433
Dec 97  $300,593                     $316,318
Jan 98  $298,310                     $318,780
Feb 98  $311,180                     $326,673
Mar 98  $321,985                     $333,583
Apr 98  $324,288                     $334,325
May 98  $304,863                     $325,513
Jun 98  $287,028                     $317,603
Jul 98  $287,490                     $318,363
Aug 98  $181,693                     $235,690
Sep 98  $193,463                     $258,133
Oct 98  $211,365                     $274,998
Nov 98  $233,850                     $293,395
Dec 98  $229,308                     $290,648
Jan 99  $225,058                     $287,283
Feb 99  $228,360                     $289,063
Mar 99  $243,385                     $304,535
Apr 99  $267,320                     $321,008
May 99  $255,075                     $305,580
Jun 99  $264,345                     $314,450
Jul 99  $262,960                     $310,010
Aug 99  $262,260                     $309,023
Sep 99  $270,380                     $318,045
Oct 99  $281,420                     $328,268
Nov 99  $290,045                     $336,103
Dec 99  $302,373                     $347,495
Jan 00  $301,640                     $343,480
Feb 00  $314,178                     $358,460
Mar 00  $319,383                     $365,373
Apr 00  $314,135                     $358,348
May 00  $305,063                     $350,420
Jun 00  $320,698                     $366,030
Jul 00  $328,388                     $376,738
Aug 00  $336,140                     $388,645
Sep 00  $331,058                     $384,398
Oct 00  $323,965                     $377,515
Nov 00  $319,195                     $376,298
Dec 00  $333,690                     $391,560
Jan 01  $345,955                     $409,098
Feb 01  $340,183                     $405,990
Mar 01  $337,270                     $404,488
Apr 01  $339,995                     $403,758
May 01  $348,030                     $414,540
Jun 01  $356,125                     $422,333
Jul 01  $348,188                     $410,463
Aug 01  $360,498                     $426,165
Sep 01  $350,278                     $415,483
Oct 01  $362,098                     $422,368

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 9/4/96

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

For the fiscal year ended October 31, 2001, the TCW Galileo European Equities Fund (the "Fund") returned negative 32.79% for its I Class shares versus the MSCI Europe Index return of negative 22.56% (in USD). For the N Class shares, the return was negative 33.15%. The performance of the Fund's two classes varies because of differing expenses.

Over the period the Euro Currency has appreciated by 7.4% against the US dollar as aggressive monetary easing by the US Federal Reserve, coupled with a weakening economy, has led to some reversal of the dollar's strength. In local terms, the MSCI Europe index declined by 25.7%.

The past twelve months have seen extreme levels of valuations, sentiment, volatility and, of course, world events. Both September and October 2001 are dominated by the unspeakable events of the 11th September. The Human costs are beyond measure, and the tragedy is beyond comprehension. However, in economic and financial terms, we can now begin to make sense of the ramifications of the attack on America. These can be split into two elements; the economic and stock related. Pre September 11th it was evident that the global economy was already abruptly slowing led by the fall in growth in the USA. Europe was faring better, with forecasts of growth at just below average (around 2.0%) for 2001 and around 2.5% for 2002 (still anaemic by US standards). In general, the expectation was for the start of a European economic recovery (led by the US) in the first quarter of 2002. Now this timetable has been set back. But we believe that both the Fed and the ECB have acted promptly to ensure that both economies still trough in the first half of 2002.

In terms of stock markets, the effect was much more severe outside the USA, with Europe suffering particularly savage falls, despite a more reasonable level of valuation and better earnings profile. This was attributed to a less advanced equity culture and to the general increase in risk premiums. Style wise, growth continued to suffer as compared to value across the globe. This became even more pronounced in Europe with growth companies trading at book value and sometimes at less than half their 2000 revenues. This resulted in valuations of value versus growth in Europe at three standard deviations away from the mean; the outperformance of value versus growth reached levels not seen since the early 1970's. In turn this led to the capitulation of many managers who had adopted growth as a style outside the USA reluctantly following the 1990's US boom, and who now reverted to value (or quasi value) to try to save some relative performance. Our view at the time was that European growth was likely to outperform based on three factors. Firstly, there was the reversion to mean argument, which implied a rebound in growth stocks. Secondly, Europe has lagged the US in terms of IT spending in the late 1990's as percentage of GDP. However, Europe was beginning to increase this spending and had indeed overtaken the US by mid 2001. While we acknowledge that the structural productivity increase in the US was unlikely to be repeated in Europe in terms of value, we believe that the trend of increased productivity would increase so that the GENERAL TREND would follow similar lines to the USA. This implied a boost to earnings in Europe and to technology earnings particularly over the next five years. And thirdly, one effect of the attack of the 11th September will be to consolidate the power of the European companies that dominate their market through niche products, superior managements and market dominance.

Our portfolio is composed of the best companies that operate within Europe and which exactly meet this criterion. The portfolio's earnings growth is 15% for 2001 against market growth of between zero and minus five (based on IBES consensus estimates) and 26% in 2002 against a market forecast to grow 10% and yet the portfolio is valued at 19.0x 2002 earnings with a lower-than-market Price to Book. In other words our growth companies are now showing VALUE valuations!

                                                                          [ICON]
--------------------------------------------------------------------------------

Over the past twelve months there has been substantial downward revisions to 2001 and 2002 consensus earnings in Europe (now -5% and +12% respectively). We still expect the ibes consensus earnings forecasts for 2002 to be lower than 12% (perhaps around 6-10%), but we also believe that, at last, the equity markets have priced in this earnings capitulation.

Post September 11th, we saw the equity risk premium and the volatility of the European markets rise sharply. The risk premium has fallen slightly, and the volatility has remained high, but has begun to dissipate as the shock of the external events of September 11th declines. This helps explain why growth has outperformed since September 10th. However, whilst we are optimistic that we are close to the bottom in the earnings cycle and that the macro economic picture will not deteriorate materially from here, we are wary of the volatility. We believe that we may witness sharp moves in the technology sector and therefore growth stocks, even if markets begin to stabilize. This is because investors are mostly still underweight technology within Europe.

The good news on earnings from a top-down perspective is not available yet, although some European companies are showing signs of optimism (Nokia, ST Microelectronics, Peugeot, BMW and Vodafone). The market has been overpricing value stocks for a long time now and looking forward we are confident that European markets will bounce strongly over the next 12 months (helped in part by an increase in the value of the Euro, which we think could trade up to parity). Any such revaluation of European equities is likely to be led by premium growth companies exhibiting substantially above-market earnings growth. These are the companies that make up the Fund which gives us confidence for future returns.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                  TCW Galileo European Equities Fund - Class I

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                            3-Year  Since Inception
(32.79)%                         (5.04)%            0.05%

          FUND    MSCI EUROPE (GROSS)
Nov 97  $251,750             $253,905
Dec 97  $254,750             $263,250
Jan 98  $263,750             $274,273
Feb 98  $288,000             $295,785
Mar 98  $308,000             $316,925
Apr 98  $318,250             $323,148
May 98  $329,248             $329,773
Jun 98  $324,998             $333,463
Jul 98  $330,248             $340,125
Aug 98  $287,998             $297,423
Sep 98  $272,248             $285,613
Oct 98  $292,498             $308,558
Nov 98  $307,248             $325,055
Dec 98  $319,593             $339,348
Jan 99  $326,263             $337,243
Feb 99  $317,285             $328,765
Mar 99  $317,285             $332,435
Apr 99  $324,210             $342,425
May 99  $310,873             $326,060
Jun 99  $316,773             $331,645
Jul 99  $320,878             $334,810
Aug 99  $324,983             $338,295
Sep 99  $322,418             $335,773
Oct 99  $336,270             $348,213
Nov 99  $364,485             $357,685
Dec 99  $428,530             $394,425
Jan 00  $416,230             $366,410
Feb 00  $458,200             $385,600
Mar 00  $449,910             $394,995
Apr 00  $426,920             $377,640
May 00  $415,423             $374,638
Jun 00  $423,975             $382,770
Jul 00  $422,108             $376,743
Aug 00  $415,155             $372,390
Sep 00  $385,750             $355,038
Oct 00  $372,650             $352,425
Nov 00  $346,183             $338,863
Dec 00  $369,505             $362,308
Jan 01  $366,055             $362,498
Feb 01  $336,148             $330,695
Mar 01  $312,858             $306,135
Apr 01  $335,573             $328,163
May 01  $319,183             $312,530
Jun 01  $303,080             $300,860
Jul 01  $300,205             $301,643
Aug 01  $280,653             $293,863
Sep 01  $238,955             $264,540
Oct 01  $250,458             $272,928

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 11/1/97

                  TCW Galileo European Equities Fund - Class N

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN
1-Year                           Since Inception
(33.15)%                                 (8.81)%

         FUND   MSCI EUROPE (GROSS)
MAR 99  $2,000               $2,022
APR 99  $2,042               $2,083
MAY 99  $1,958               $1,984
JUN 99  $1,995               $2,018
JUL 99  $2,021               $2,037
AUG 99  $2,045               $2,058
SEP 99  $2,029               $2,043
OCT 99  $2,125               $2,118
NOV 99  $2,304               $2,176
DEC 99  $2,704               $2,399
JAN 00  $2,625               $2,229
FEB 00  $2,889               $2,346
MAR 00  $2,835               $2,403
APR 00  $2,689               $2,297
MAY 00  $2,615               $2,279
JUN 00  $2,669               $2,329
JUL 00  $2,654               $2,292
AUG 00  $2,610               $2,265
SEP 00  $2,423               $2,160
OCT 00  $2,339               $2,144
NOV 00  $2,172               $2,061
DEC 00  $2,317               $2,204
JAN 01  $2,294               $2,205
FEB 01  $2,107               $2,012
MAR 01  $1,960               $1,862
APR 01  $2,100               $1,996
MAY 01  $1,998               $1,901
JUN 01  $1,899               $1,830
JUL 01  $1,881               $1,835
AUG 01  $1,756               $1,788
SEP 01  $1,495               $1,609
OCT 01  $1,563               $1,660

VALUE OF $2,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 3/1/99

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

The TCW Galileo Japanese Equities Fund (the "Fund") outperformed the MCSI Japan Index for the fiscal year ended October 31, 2001 returning negative 31.50% versus negative 32.45% for the index (in USD). The Japanese equity market has performed poorly over the period in common with many other global equity markets, as, initially, the leading technology sector fell into recession, followed more recently by a general slowdown across the broad macro environment. Many of Japan's leading companies are either technology related or sensitive to a slowdown in global growth e.g. the auto sector, and so the falls in the index are not altogether surprising. However, we have been disappointed at the lack of progress both in solving the banking sector's long running bad debt problems and the failure so far of new Prime Minister Koizumi to achieve much by way of structural reform. These two factors, and the deterioration of Japan's own economic outlook, are clearly weighing on investors in addition to the global backdrop.

The Fund retains a strong bias, although not an exclusive one, towards growth stocks and larger capitalization companies. We continue to believe that once the market and the economy show signs of recovery, it will be these companies which lead the way. However over the period in question value stocks and small caps have held up better ( in local terms the broad Topix Index fell 23.2%, the Topix 30 leading stock index fell 34.3% and the Second Section dropped only 14.3%). In this environment the Fund has maintained its relative performance by stock selection and sector allocation.

At the sector level we have been consistently underweight in domestic cyclical industries such as steel, textiles, chemicals and machinery. We believe that the structural outlook here is so poor that it would need share prices to fall to exceptionally low levels to make the risk/reward appear attractive. Similarly we have been overweight in growth areas for example telecoms, services, and pharmaceuticals. In technology the Fund has taken a very selective, bottom up approach which has resulted in varying levels of investment over the year. We are currently broadly neutral in the sector. Whilst a number of quality stocks have fallen to interesting levels, the sector has as a whole is over-exposed to the semiconductor cycle, and has a number of structural issues to deal with.

Regarding the banking sector, which may hold the key to market performance in the coming months, we are somewhat cautious at present. We had felt some grounds for optimism earlier in the year as corporate restructuring offered the chance to improve the quality of their balance sheets, but the sharp downturn in the economy and a lack of resolve in dealing with bad debts has meant a significant deterioration in the outlook. Some form of government aid now seems increasingly likely.

The outlook for the market is clearly uncertain in the short term, but the valuation background is favorable, corporate restructuring is picking up and the government appears committed to reform. We believe that on any kind of long term picture the current weakness will prove to be a buying opportunity.

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                       TCW Galileo Japanese Equities Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                              3-Year   5-Year  Since Inception
(31.50)%                             7.62%  (6.60)%          (6.19)%

          FUND    MSCI JAPAN USD (GROSS)
May 95  $227,015                $234,530
Jun 95  $220,880                $223,360
Jul 95  $233,730                $241,170
Aug 95  $231,015                $231,508
Sep 95  $223,685                $233,500
Oct 95  $212,883                $220,470
Nov 95  $229,345                $233,550
Dec 95  $244,025                $245,520
Jan 96  $247,438                $242,323
Feb 96  $243,528                $238,038
Mar 96  $250,865                $246,465
Apr 96  $277,490                $260,508
May 96  $267,345                $247,130
Jun 96  $267,993                $248,465
Jul 96  $256,163                $237,368
Aug 96  $242,730                $226,788
Sep 96  $247,880                $234,673
Oct 96  $232,070                $218,955
Nov 96  $226,733                $223,158
Dec 96  $207,093                $207,760
Jan 97  $188,053                $185,173
Feb 97  $188,978                $189,523
Mar 97  $180,188                $183,305
Apr 97  $178,168                $189,978
May 97  $204,788                $210,988
Jun 97  $213,130                $226,783
Jul 97  $193,288                $219,900
Aug 97  $175,818                $200,855
Sep 97  $158,555                $197,843
Oct 97  $155,440                $179,440
Nov 97  $131,813                $168,453
Dec 97  $113,318                $158,838
Jan 98  $136,860                $173,033
Feb 98  $140,625                $173,960
Mar 98  $131,995                $162,150
Apr 98  $134,663                $161,518
May 98  $130,895                $152,663
Jun 98  $130,268                $154,830
Jul 98  $131,680                $152,813
Aug 98  $117,710                $135,410
Sep 98  $116,298                $131,738
Oct 98  $132,308                $153,858
Nov 98  $142,978                $160,935
Dec 98  $148,785                $167,173
Jan 99  $150,040                $168,410
Feb 99  $152,553                $164,743
Mar 99  $179,078                $187,618
Apr 99  $188,023                $195,478
May 99  $183,000                $184,485
Jun 99  $203,090                $201,973
Jul 99  $222,710                $222,163
Aug 99  $231,028                $220,638
Sep 99  $238,718                $234,053
Oct 99  $239,818                $244,113
Nov 99  $261,005                $254,608
Dec 99  $292,000                $270,435
Jan 00  $281,940                $258,748
Feb 00  $295,415                $252,065
Mar 00  $316,260                $272,878
Apr 00  $282,298                $252,383
May 00  $275,648                $239,563
Jun 00  $292,540                $256,060
Jul 00  $260,195                $226,595
Aug 00  $284,128                $241,293
Sep 00  $266,133                $229,330
Oct 00  $240,763                $216,058
Nov 00  $233,745                $207,105
Dec 00  $216,853                $194,535
Jan 01  $216,853                $192,225
Feb 01  $205,638                $183,583
Mar 01  $200,138                $178,275
Apr 01  $216,850                $190,395
May 01  $214,948                $189,940
Jun 01  $200,138                $178,633
Jul 01  $181,488                $165,325
Aug 01  $177,668                $161,193
Sep 01  $165,993                $146,243
Oct 01  $164,933                $145,938

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 5/1/95

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS

For the fiscal year ended October 31, 2001, the TCW Galileo Select International Equities Fund (the "Fund") returned negative 33.69% versus the MSCI EAFE Index return of negative 24.68%.

Over the past twelve months the Fund has suffered as growth stocks have declined by more than the broader market led by weakness in the global economies and collapsing corporate earnings. Both September and October 2001 have been dominated by the unspeakable events of the 11th September, the impact of which can never be forgotten. The Human costs are beyond measure, and the tragedy is beyond comprehension. However, in economic and financial terms, we can now begin to make sense of the ramifications of the attack on America. These can be split into two elements; the economic and stock related. Pre September 11th it was evident that the global economy was already abruptly slowing led by the fall in growth in the USA. Europe was faring better, with forecasts of growth at just below average (around 2.0%) for 2001 and around 2.5% for 2002 (still low by US standards). In general, the expectation was for the start of an economic recovery for the EAFE region (led by the US) in the first quarter of 2002. Now this timetable has been set back. But we believe that both the Fed and the ECB have acted promptly to ensure that both economies still trough in the first half of 2002.

In terms of stock markets, Europe suffered particularly savage falls, despite a more reasonable level of valuation and better earnings profile. This was attributed to a less advanced equity culture and to the general increase in risk premiums. Style wise, growth continued to suffer as compared to value across the EAFE region. This became even more pronounced in Europe with growth companies trading at book value and sometimes at less than half their 2000 revenues. Japan growth stocks have been cheaper for a long time. This resulted in valuations of value versus growth in Europe at three standard deviations away from the mean; the outperformance of value versus growth reached levels not seen since the early 1970's. In Asia, the dependence on high technology industries and the US economy led to poor equity returns. An overweight position in Korea and Taiwan, however, helped performance as did the manager's decision to cut back the fund's technology exposure earlier in 2001.

Post September 11th, we saw the equity risk premium and the volatility of the EAFE markets rise sharply. The risk premium has fallen slightly, and the volatility has remained high, but has begun to dissipate as the shock of the external events of September 11th declines. This helps explain why growth has outperformed since September 11th. We believe that we may witness sharp moves in the technology sector and therefore growth stocks, even if markets begin to stabilize. This is because investors are mostly still underweight in technology, particularly within Europe.

Although the Japan economy shows little sign of life and both foreign and corporate selling of equities continues, the corporate sector continues to generate cash and where western-style restructuring is adopted, earnings growth is visible. The debt-ridden banking sector still requires reform but the equity market has priced in the poor macro-economic outlook but any surprise Government-led reform packages, particularly for the banks, could spark strong regional equity performance. Equity valuations, however, remain attractive and corporate restructuring is picking up.

The good news on earnings from a top-down perspective is still absent but some companies in the international arena are showing signs of optimism (notably Taiwan Semiconductor, Toyota, Nokia, ST Microelectronics, Peugeot, BMW and Vodafone). The international market has been overpricing value stocks for a long time now and looking forward we are confident that international markets could bounce strongly over the next 12 months. When this upward trend in the equity markets occurs, it is likely to be led by premium growth companies exhibiting substantially above-market earnings growth. These are the companies that make up the fund which gives us confidence for future fund returns.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSIONS (CONTINUED)

                 TCW Galileo Select International Equities Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUALIZED TOTAL RETURN(1)
1-Year                               3-Year  5-Year  Since Inception
(33.69)%                            (2.97)%   0.02%            2.61%

          FUND    MSCI EAFE (GROSS)
Dec 93  $267,968           $268,108
Jan 94  $291,275           $290,833
Feb 94  $285,980           $290,088
Mar 94  $280,360           $277,655
Apr 94  $288,385           $289,498
May 94  $286,348           $287,895
Jun 94  $281,510           $292,030
Jul 94  $289,520           $294,903
Aug 94  $301,828           $301,953
Sep 94  $292,233           $292,508
Oct 94  $297,373           $302,315
Nov 94  $281,528           $287,853
Dec 94  $277,888           $289,723
Jan 95  $269,313           $278,660
Feb 95  $267,350           $277,933
Mar 95  $273,918           $295,348
Apr 95  $284,178           $306,535
May 95  $280,595           $302,960
Jun 95  $275,853           $297,728
Jul 95  $292,820           $316,345
Aug 95  $287,623           $304,355
Sep 95  $287,688           $310,378
Oct 95  $276,503           $302,115
Nov 95  $282,290           $310,603
Dec 95  $291,465           $323,198
Jan 96  $298,673           $324,600
Feb 96  $302,283           $325,778
Mar 96  $307,145           $332,780
Apr 96  $321,435           $342,538
May 96  $321,723           $336,315
Jun 96  $317,835           $338,290
Jul 96  $304,995           $328,488
Aug 96  $304,888           $329,290
Sep 96  $311,290           $338,123
Oct 96  $306,183           $334,748
Nov 96  $312,563           $348,153
Dec 96  $306,465           $343,758
Jan 97  $297,568           $331,805
Feb 97  $300,790           $337,313
Mar 97  $299,843           $338,620
Apr 97  $299,483           $340,498
May 97  $321,443           $362,740
Jun 97  $337,058           $382,825
Jul 97  $340,445           $389,095
Aug 97  $317,570           $360,115
Sep 97  $332,635           $380,368
Oct 97  $312,143           $351,213
Nov 97  $305,275           $347,713
Dec 97  $304,028           $350,828
Jan 98  $315,578           $366,953
Feb 98  $340,548           $390,583
Mar 98  $355,843           $402,698
Apr 98  $364,583           $405,978
May 98  $368,640           $404,098
Jun 98  $363,645           $407,245
Jul 98  $368,638           $411,465
Aug 98  $322,753           $360,580
Sep 98  $309,643           $349,618
Oct 98  $335,550           $386,160
Nov 98  $354,278           $406,040
Dec 98  $367,415           $422,155
Jan 99  $373,668           $421,003
Feb 99  $367,103           $411,065
Mar 99  $381,485           $428,323
Apr 99  $393,995           $445,778
May 99  $379,610           $422,918
Jun 99  $395,558           $439,505
Jul 99  $407,440           $452,668
Aug 99  $413,693           $454,423
Sep 99  $414,633           $459,100
Oct 99  $427,765           $476,395
Nov 99  $464,975           $493,033
Dec 99  $537,855           $537,380
Jan 00  $521,633           $503,330
Feb 00  $564,130           $516,975
Mar 00  $567,703           $537,115
Apr 00  $530,398           $508,948
May 00  $516,450           $496,615
Jun 00  $533,643           $516,155
Jul 00  $516,448           $494,615
Aug 00  $520,668           $499,010
Sep 00  $485,308           $474,810
Oct 00  $462,275           $463,693
Nov 00  $435,348           $446,403
Dec 00  $446,193           $462,373
Jan 01  $445,823           $462,155
Feb 01  $413,768           $427,540
Mar 01  $382,818           $399,233
Apr 01  $415,243           $427,235
May 01  $401,980           $412,495
Jun 01  $377,295           $395,780
Jul 01  $363,293           $388,613
Aug 01  $345,238           $378,848
Sep 01  $295,865           $340,560
Oct 01  $306,548           $349,268

VALUE OF $250,000
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
INCEPTION 12/1/93

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

NUMBER OF
  SHARES    COMMON STOCK                                VALUE
----------  ------------                              ----------

            CHINA (COST: $446,728) (4.7% OF NET
              ASSETS)
 2,000,000  PetroChina Company, Limited               $  376,923
                                                      ----------
            HONG KONG (42.1%)
    55,000  Cheung Kong Holdings, Limited                465,385
   151,550  China Telecom (Hong Kong), Limited           459,507*
   300,000  Cosco Pacific, Limited                       157,692
    82,000  Dah Sing Financial Holdings, Limited         355,333
    38,595  HSBC Holdings PLC                            418,113*
   670,000  Huaneng Power International,
              Incorporated                               412,308
    20,970  Hutchison Whampoa, Limited                   170,045
   645,240  Legend Holdings, Limited                     270,918
   486,000  South China Morning Post Holdings,
              Limited                                    257,019
    27,370  Sun Hung Kai Properties, Limited             167,729
   400,000  Swire Pacific, Limited, Class B              233,333
                                                      ----------
            TOTAL HONG KONG (COST: $3,516,547)         3,367,382
                                                      ----------
            INDIA (COST: $220,624) (2.1%)
     3,500  Infosys Technologies, Limited (ADR)          165,235*+
                                                      ----------
            SINGAPORE (12.0%)
     6,000  Chartered Semiconductor Manufacturing,
              Limited (ADR)                              117,360*+
    39,000  DBS Group Holdings, Limited                  222,332
         6  Oversea-Chinese Banking Corporation,
              Limited                                         35
    31,000  Singapore Airlines, Limited                  143,589
   200,000  Singapore Exchange, Limited                  114,016*
   400,000  SMRT Corporation, Limited                    166,639*
    35,000  United Overseas Bank, Limited                195,692
                                                      ----------
            TOTAL SINGAPORE (COST: $1,459,888)           959,663
                                                      ----------
            SOUTH KOREA (29.1%)
    20,496  Housing & Commercial Bank, Korea             534,162*
    16,000  Korea Electric Power Corporation             252,046
     9,000  Korea Telecom Corporation (ADR)              187,560
     4,344  Pohang Iron & Steel Company, Limited         298,545
     5,000  Samsung Display Devices Company              200,772
     3,000  Samsung Electronics Company, Limited         401,931
     2,400  SK Telecom Company, Limited                  454,981
                                                      ----------
            TOTAL SOUTH KOREA (COST: $2,330,833)       2,329,997
                                                      ----------
            TAIWAN (4.8%)
    14,000  Taiwan Semiconductor Manufacturing
              Company,
              Limited (ADR)                              180,740*+
    34,500  United Microelectronics Corporation
              (ADR)                                      198,375*+
                                                      ----------
            TOTAL TAIWAN (COST: $472,348)                379,115
                                                      ----------
            THAILAND (COST: $456,344) (4.7%)
   400,000  Bangkok Bank Public Company, Limited
              (Foreign)                                  377,992*
                                                      ----------
            TOTAL COMMON STOCK (COST: $8,903,312)
              (99.5%)                                  7,956,307
                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                      VALUE
----------  ----------------------                    ----------
$  176,216  American Express Co., 2.48%, due
              11/14/01                                $  176,216**
   128,157  Bayerische Hypo-Und Vereinsbank AG,
              2.5%, due 11/02/01                         128,157**
    32,039  Credit Agricole, 2.44%, due 11/07/01          32,039**
    52,114  Fleet National Bank, 2.7%, due 04/30/02       52,114**
    70,540  General Motors Acceptance Corp., 2.8%,
              due 03/08/02                                70,540**
   231,099  Investors Bank & Trust Depository
              Reserve, 1.35%, due 11/01/01               231,099
   112,137  Merrimac Money Market Fund, 2.8%, due
              11/01/01                                   112,137**
   128,157  Royal Bank of Scotland, 2.47%, due
              11/06/01                                   128,157**
                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $930,459) (11.6%)                          930,459
                                                      ----------
            TOTAL INVESTMENTS (COST: $9,833,771)
              (111.1%)                                 8,886,766
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-11.1%)                                  (891,021)
                                                      ----------
            NET ASSETS (100.0%)                       $7,995,745
                                                      ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY(*)                                      OCTOBER 31, 2001

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Airlines                                                   1.8%
Banking                                                    3.9
Banking & Financial Services                              23.9
Commercial Services                                        4.9
Communications                                             8.1
Computer Services                                          3.4
Computer Software & Services                               2.1
Electric Utilities                                         8.3
Electrical Equipment                                       2.5
Electronics                                                8.7
Energy & Oil Services                                      4.7
Industrial - Diversified                                   2.1
Machinery                                                  2.5
Media - Broadcasting & Publishing                          3.2
Metals                                                     3.7
Radio Telephone Communications                             5.7
Real Estate                                                7.9
Transportation                                             2.1
Short-Term Investments                                    11.6
                                                     ---------
    Total                                                111.1%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

 NUMBER OF
  SHARES     EQUITY SECURITIES                            VALUE
-----------  -----------------                         -----------
             COMMON STOCK
             BRAZIL (5.1% OF NET ASSETS)
     26,879  Companhia de Bebidas das Americas (ADR)   $   436,516*+
     16,105  Companhia Vale do Rio Doce (ADR)              336,917+
     32,500  Petroleo Brasileiro, S.A. (PETROBRAS)
               (ADR)                                       650,000*
                                                       -----------
             TOTAL BRAZIL (COST: $1,827,231)             1,423,433
                                                       -----------
             CHILE (2.4%)
      8,553  Compania Cervecerias Unidas, S.A. (ADR)       135,309
     41,619  Compania de Telecomunicaciones de Chile,
               S.A., Series A (ADR)                        428,676*
     12,360  Embotelladora Andina, S.A., Series A
               (ADR)                                       110,004
                                                       -----------
             TOTAL CHILE (COST: $1,094,215)                673,989
                                                       -----------
             CHINA (COST: $828,704) (2.6%)
  3,786,000  PetroChina Company, Limited                   713,515
                                                       -----------
             HONG KONG (11.0%)
    310,000  China Telecom (Hong Kong), Limited            939,936*
  1,065,896  Cosco Pacific, Limited                        560,279
  1,650,000  Huaneng Power International,
               Incorporated                              1,015,385
  1,365,100  Legend Holdings, Limited                      573,167
                                                       -----------
             TOTAL HONG KONG (COST: $4,649,692)          3,088,767
                                                       -----------
             HUNGARY (2.2%)
     89,284  Magyar Tavkozlesi Rt.                         279,131
      6,404  OTP Bank Rt.                                  337,077
                                                       -----------
             TOTAL HUNGARY (COST: $792,888)                616,208
                                                       -----------
             INDIA (6.4%)
     15,000  Infosys Technologies, Limited (ADR)           708,150*+
     20,400  Mahanagar Telephone Nigam, Limited (ADR)      115,260*
     30,000  Reliance Industries, Limited (GDR)            348,000**
     64,864  Videsh Sanchar Nigam, Limited (ADR)           632,424
                                                       -----------
             TOTAL INDIA (COST: $2,433,933)              1,803,834
                                                       -----------
             ISRAEL (4.3%)
     78,203  Bank Hapoalim, Limited                        151,843
     63,860  Bank Leumi Le-Israel                          114,009*
    117,570  Bezeq Israeli Telecommunications
               Corporation, Limited                        124,292*
      3,645  Check Point Software Technologies,
               Limited                                     107,600*+
      4,646  ECI Telecommunications, Limited                12,265
     16,703  Elbit Systems, Limited                        316,129
      6,300  Teva Pharmaceutical Industries, Limited
               (ADR)                                       389,340+
                                                       -----------
             TOTAL ISRAEL (COST: $1,437,700)             1,215,478
                                                       -----------
             MEXICO (13.5%)
     39,056  America Movil, S.A. de C.V. (ADR)             585,840*
     11,120  Cemex, S.A. de C.V. (ADR)                     255,760*
     11,863  Fomento Economico Mexicano, S.A. de
               C.V., Series B (ADR)                        367,753

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             MEXICO (CONTINUED)
    317,555  Grupo Financiero Bancomer, S.A. de C.V.,
               Series O                                $   240,946*
    221,563  Grupo Modelo, S.A. de C.V., Series C          510,083
      6,744  Grupo Televisa, S.A. de C.V. (GDR)            205,355*
     25,748  Telefonos de Mexico, S.A. de C.V. (ADR)       876,977+
    344,465  Wal-mart de Mexico, S.A. de C.V., Series
               C                                           745,373*
                                                       -----------
             TOTAL MEXICO (COST: $4,350,814)             3,788,087
                                                       -----------
             POLAND (1.3%)
      3,637  Bank Rozwoju Eksportu, S.A.                    95,107
     25,680  Electrim Spolka Akcyjna, S.A.                 129,285*
     18,199  Telekomunikacja Polska, S.A.                   67,827*
     15,965  Telekomunikacja Polska, S.A. (144A)
               (GDR)                                        58,272***
                                                       -----------
             TOTAL POLAND (COST: $484,099)                 350,491
                                                       -----------
             RUSSIA (2.5%)
      5,000  Mobile Telesystems (ADR)                      141,600*
      5,725  OAO Lukoil Holdings (ADR)                     251,900
      8,125  RAO Unified Energy (ADR)                       78,000
      8,825  Rostelecom (ADR)                               32,388*
     14,650  Surgutneftegaz (ADR)                          183,931+
                                                       -----------
             TOTAL RUSSIA (COST: $922,154)                 687,819
                                                       -----------
             SOUTH AFRICA (10.3%)
     13,159  Anglo American Platinum Corporation,
               Limited                                     430,193
     53,096  Anglo American PLC                            684,863
      6,347  Anglogold, Limited                            214,228
     41,976  Johnnies Industrial Corporation, Limited      223,963
     32,847  Liberty Life Association of Africa,
               Limited                                     186,753
     22,552  Nedcor, Limited                               321,508
     39,594  Remgro, Limited                               269,213*
    288,838  Sanlam, Limited (Foreign)                     269,616*
     32,622  South African Breweries PLC                   203,468
     39,594  Venfin, Limited                                73,498*
                                                       -----------
             TOTAL SOUTH AFRICA (COST: $3,439,503)       2,877,303
                                                       -----------
             SOUTH KOREA (18.5%)
     57,883  Kookmin Bank                                  893,946
     50,000  Korea Telecom Corporation (ADR)             1,042,000
     17,202  Pohang Iron & Steel Company, Limited        1,182,222
      6,256  Samsung Electronics Company, Limited          838,159
      6,500  SK Telecom Company, Limited                 1,232,239
                                                       -----------
             TOTAL SOUTH KOREA (COST: $6,438,828)        5,188,566
                                                       -----------
             TAIWAN (5.4%)
     20,874  Formosa Growth Fund, Limited                  201,643*
     21,400  Taiwan Semiconductor Manufacturing
               Company, Limited (ADR)                      276,274*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             TAIWAN (CONTINUED)
    400,350  Taiwan Semiconductor Manufacturing
               Company, Limited (Local Shares) (144A)  $   707,353**
     57,500  United Microelectronics Corporation
               (ADR)                                       330,625*+
                                                       -----------
             TOTAL TAIWAN (COST: $2,109,490)             1,515,895
                                                       -----------
             THAILAND (COST: $742,892) (2.4%)
    700,000  Bangkok Bank Public Company, Limited
               (Foreign)                                   661,485*
                                                       -----------
             TURKEY (1.5%)
  6,432,868  Akcansa Cimento, A.S.                          29,112
 10,388,893  Arcelik, A.S.                                  68,563
  2,048,261  Migros Turk, T.A.S.                           127,453
 17,253,477  Turkiye Is Bankasi, A.S., Series C             61,813
     19,302  Vestel Elektronik Sanayi, A.S. (GDR)           28,953
 55,523,859  Yapi Ve Kredi Bankasi, A.S.                   101,206*
                                                       -----------
             TOTAL TURKEY (COST: $1,152,123)               417,100
                                                       -----------
             VENEZUELA (COST: $166,186) (0.5%)
      5,650  Companhia Anonima Nacional Telefonos de
               Venezuela (ADR)                             127,690
                                                       -----------
             TOTAL COMMON STOCK (COST: $32,870,452)
               (89.9%)                                  25,149,660
                                                       -----------

             PREFERRED STOCK
             BRAZIL (4.0%)
      9,800  Aracrus Celulose, S.A. (ADR)                  171,500
  2,154,257  Banco Itau, S.A.                              137,420
     10,357  Companhia Vale do Rio Doce                    216,925
      7,741  Petroleo Brasileiro, S.A. (PETROBRAS)         149,436
     18,383  Tele Norte Leste Participacoes, S.A.
               (TELEMAR) (ADR)                             186,771+
      4,842  Telecomunicacoes Brasileiras, S.A. (ADR)      125,456*+
      8,205  Uniao de Bancos Brasileiros, S.A.
               (UNIBANCO) (GDR)                            129,065
    101,400  Vale do Rio Doce                                   --
                                                       -----------
             TOTAL PREFERRED STOCK (COST: $1,823,994)
               (4.0%)                                    1,116,573
                                                       -----------
             TOTAL EQUITY SECURITIES (COST:
               $34,694,446) (93.9%)                     26,266,233
                                                       -----------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$   749,348  American Express Co., 2.46%, due
               11/15/01                                    749,348***
    544,980  Bayerische Hypo-Und Vereinsbank AG,
               2.5%, due 11/02/01                          544,980***
    136,245  Credit Agricole, 2.44%, due 11/07/01          136,245***
    249,088  Fleet National Bank, 2.7%, due 04/30/02       249,088***
    272,490  General Motors Acceptance Corp., 2.8%,
               due 03/08/02                                272,490***
    722,803  Investors Bank & Trust Depository
               Reserve, 1.35%, due 11/01/01                722,803

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
$   476,858  Merrimac Money Market Fund, 2.8%, due
               11/01/01                                $   476,858***
    544,980  Royal Bank of Scotland, 2.47%, due
               11/06/01                                    544,980***
                                                       -----------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $3,696,792) (13.2%)                       3,696,792
                                                       -----------
             TOTAL INVESTMENTS (COST: $38,391,238)
               (107.1%)                                 29,963,025
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-7.1%)                                  (1,981,557)
                                                       -----------
             NET ASSETS (100.0%)                       $27,981,468
                                                       ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).
***  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (*)

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Aerospace/Defense                                          1.1%
Banking & Financial Services                              11.6
Beverages, Food & Tobacco                                  6.8
Building Materials                                         1.0
Chemicals                                                  1.2
Commercial Services                                        2.0
Communications                                             9.4
Computer Services                                          2.1
Computer Software                                          0.4
Computer Software & Services                               2.5
Electric Utilities                                         3.9
Electrical Equipment                                       1.2
Electronics                                                6.6
Energy & Oil Services                                      7.0
Home Construction, Furnishings & Appliances                0.3
Industrial - Diversified                                   6.5
Insurance                                                  1.6
Investment Companies                                       0.7
Media - Broadcasting & Publishing                          0.7
Metals                                                     4.2
Mining                                                     2.7
Paper & Forest Products                                    0.6
Pharmaceuticals                                            1.4
Radio Telephone Communications                             7.0
Retail                                                     2.7
Telecommunications                                         0.4
Telegraph & Other Communications                           0.7
Telephone Communications, exc. Radio                       7.6
Short-Term Investments                                    13.2
                                                     ---------
    TOTAL                                                107.1%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

TCW GALILEO EMERGING MARKETS INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------

            ALGERIA (COST: $281,389) (1.5% OF NET
              ASSETS)
$  408,419  The People's Democratic Republic of
              Algeria, U.B.A.F. as Agent,
              Rescheduling Deed dated June 27, 1996,
              Tranche 3, Variable Rate based on Six
              Month LIBOR +0.8125%, due 2000-2010     $   329,798
                                                      -----------
            BRAZIL (14.9%)
   345,000  Banco Nacional de Desenvolimento,
              Exchangeable Embraer Brasilia, (144A),
              6.5%, due 06/15/06                          285,487*
   280,000  Banco Nacional de Desenvolimento,
              Exchangeable Embraer Brasilia, (Reg.
              S), 6.5%, due 06/15/06                      231,700*
   340,000  Espirito Santo Centrais Electricas S.A.,
              10%, due 07/15/07                           246,500
   730,000  Republic of Brazil, 12.75%, due 01/15/20      578,525
 1,940,000  Republic of Brazil, 14.5%, due 10/15/09     1,843,000
                                                      -----------
            TOTAL BRAZIL (COST: $3,546,530)             3,185,212
                                                      -----------
            BULGARIA (5.2%)
 1,100,000  Republic of Bulgaria Discount Bonds,
              Series A, Variable Rate based on Six
              Month LIBOR +0.8125%, due 07/28/24          863,500
   295,000  Republic of Bulgaria Front Loaded
              Interest Reduction Bonds, Series A,
              2.75%, due 07/28/12                         239,333
                                                      -----------
            TOTAL BULGARIA (COST: $1,058,766)           1,102,833
                                                      -----------
            CHILE (COST: $516,027) (2.5%)
   520,000  Republic of Chile, 7.125%, due 01/11/12       531,700
                                                      -----------
            COLOMBIA (6.0%)
   805,000  Republic of Colombia, 8.7%, due 02/15/16      615,825
   635,000  Republic of Colombia, 9.75%, due
              04/09/11                                    660,400
                                                      -----------
            TOTAL COLOMBIA (COST: $1,221,291)           1,276,225
                                                      -----------
            DOMINICAN REPUBLIC (COST: $719,025)
              (3.2%)
   750,000  Tricom S.A., 11.375%, due 09/01/04            687,188
                                                      -----------
            ECUADOR (COST: $464,769) (2.1%)
   690,000  Republic of Ecuador, (144A), 12%, due
              11/15/12                                    453,675*
                                                      -----------
            EGYPT (COST: $530,895) (2.3%)
   535,000  Republic of Egypt, (144A), 8.75%, due
              07/11/11                                    498,888*
                                                      -----------
            HONG KONG (COST: $331,402) (1.5%)
   352,000  China Mobile, Limited, 2.25%, due
              11/03/05                                    329,120
                                                      -----------
            INDIA (2.8%)
   260,000  India Tata Electric Company, 8.5%, due
              08/19/17                                    229,450
   370,000  Reliance Industries, Limited, 10.375%,
              due 06/24/16                                378,452
                                                      -----------
            TOTAL INDIA (COST: $566,299)                  607,902
                                                      -----------
            MALAYSIA (COST: $549,300) (2.7%)
   575,000  Malaysia Petronas, (144A), 7.75%, due
              08/15/15                                    580,750*
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            MEXICO (15.9%)
$1,675,000  United Mexican States Global Bond,
              9.875%, due 02/01/10                    $ 1,850,875
 1,275,000  United Mexican States Global Bond,
              11.375%, due 09/15/16                     1,536,375
                                                      -----------
            TOTAL MEXICO (COST: $3,182,976)             3,387,250
                                                      -----------
            NETHERLANDS (COST: $598,200) (0.5%)
   695,000  Netia Holdings BV, Series B, 10.25%, due
              11/01/07                                     97,300
                                                      -----------
            PANAMA (COST: $296,667) (1.5%)
   310,000  Republic of Panama, 9.375%, due 04/01/29      320,385
                                                      -----------
            PHILIPPINES (4.1%)
   305,000  Ce Casecnan Water & Energy, Series A,
              11.45%, due 11/15/05                        268,400
   385,000  Republic of Philippines, 9.875%, due
              03/16/10                                    365,750
   280,000  Republic of Philippines, 10.625%, due
              03/16/25                                    237,300
                                                      -----------
            TOTAL PHILIPPINES (COST: $867,094)            871,450
                                                      -----------
            RUSSIA (14.5%)
 2,675,000  Russian Federation, (144A), 2.5%, due
              03/31/30                                  1,282,395*
   820,000  Russian Federation, (144A), 12.75%, due
              06/24/28, Par Put 06/24/08                  823,608*
   985,000  Russian Federation, (Reg. S), 12.75%,
              due 06/24/28, Par Put 06/24/08              989,334*
                                                      -----------
            TOTAL RUSSIA (COST: $2,648,578)             3,095,337
                                                      -----------
            SOUTH KOREA (4.3%)
   425,000  Hanvit Bank, (144A), 11.75%, due
              03/01/10                                    447,313*
   440,000  Korea Chohung Bank, 11.5%, due 04/01/10       462,000
                                                      -----------
            TOTAL SOUTH KOREA (COST: $830,288)            909,313
                                                      -----------
            TURKEY (COST: $1,062,778) (5.0%)
 1,160,000  Republic of Turkey, 11.75%, due 06/15/10    1,064,300
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $19,272,274) (90.5%)                     19,328,626
                                                      -----------

NUMBER OF
 WARRANTS   WARRANTS
----------  --------
            INDONESIA (COST: $0) (0.0%)
     2,010  Asia Pulp & Paper Company, Limited,
              Warrants, expire 03/15/05                        --**
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS (COST: $1,651,694) (7.7%)     VALUE
----------  ------------------------------------------------  -----------
$1,651,694  Investors Bank & Trust Depository Reserve,
              1.35%, due 11/01/01                             $ 1,651,694
                                                              -----------
            TOTAL INVESTMENTS (COST: $20,923,968) (98.2%)      20,980,320
            EXCESS OF OTHER ASSETS OVER LIABILITIES (1.8%)        393,401
                                                              -----------
            NET ASSETS (100.0%)                               $21,373,721
                                                              ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (*)

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Aerospace/Defense                                          1.1%
Banking & Financial Services                               5.6
Chemicals                                                  1.8
Electric Utilities                                         3.5
Government                                                68.1
Miscellaneous                                              2.5
Oil & Gas                                                  2.7
Telecommunications                                         2.0
Telephone Communications, exc. Radio                       3.2
Short-Term Investments                                     7.7
                                                      --------
  Total                                                   98.2%
                                                      ========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2001

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------

            DENMARK (COST: $302,241) (1.6% OF NET
              ASSETS)
     2,600  Falck A.S.                                $   308,180
                                                      -----------
            FINLAND (COST: $247,404) (3.8%)
    36,417  Nokia OYJ                                     744,578
                                                      -----------
            FRANCE (27.7%)
    26,652  Alstom                                        407,613
     8,800  Aventis S.A.                                  647,964
    35,344  Axa S.A.                                      773,575
     3,690  Galaries Lafayette                            470,287*
    10,467  Lagardere Groupe                              369,374
    15,620  PSA Peugeot Citroen                           635,212
    16,300  ST Microelectronics N.V.                      460,996
     7,201  Total Fina ELF S.A.                         1,011,807
    16,220  Vivendi Environment                           623,966
                                                      -----------
            TOTAL FRANCE (COST: $5,791,332)             5,400,794
                                                      -----------
            GERMANY (16.8%)
     2,460  Allianz AG                                    579,478
    23,600  Bayerische Motoren Werke AG                   695,938
    10,600  Deutsche Bank AG                              587,166
     6,641  Fresenius Medical Care AG                     412,727
     4,663  SAP AG                                        482,576
    10,834  Siemans AG                                    517,184
                                                      -----------
            TOTAL GERMANY (COST: $4,033,998)            3,275,069
                                                      -----------
            GREAT BRITAIN (22.3%)
    65,000  ARM Holdings PLC                              328,963*
    86,400  British Telecommunications PLC                437,267
    69,600  Debenhams PLC                                 364,389
    23,721  GlaxoSmithKline PLC                           638,203
    41,081  Prudential PLC                                430,158
    34,457  Royal Bank of Scotland Group                  824,323
   576,420  Vodafone Group PLC                          1,332,877
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $4,536,321)      4,356,180
                                                      -----------
            IRELAND (6.3%)
    65,700  Bank of Ireland                               581,256
    14,451  Elan Corporation PLC (ADR)                    659,688*+
                                                      -----------
            TOTAL IRELAND (COST: $1,073,548)            1,240,944
                                                      -----------
            ISRAEL (COST: $483,836) (1.9%)
     9,660  Card Guard AG                                 370,628*
                                                      -----------
            NETHERLANDS (12.1%)
    41,712  ASM Lithography Holding, N.V.                 601,120*
    29,400  Fortis (NL), N.V.                             696,439
    20,500  Koninklijke (Royal) Philips Electronics,
              N.V.                                        466,040

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            NETHERLANDS (CONTINUED)
       182  Koninklijke Numico, N.V.                  $     4,754
    11,524  Royal Dutch Petroleum Company                 586,451
                                                      -----------
            TOTAL NETHERLANDS (COST: $2,786,538)        2,354,804
                                                      -----------
            SPAIN (COST: $727,230) (4.5%)
    73,365  Telefonica S.A.                               881,505*
                                                      -----------
            SWEDEN (COST: $429,103) (2.1%)
    25,800  Autoliv, Inc.                                 408,781
                                                      -----------
            TOTAL COMMON STOCK (COST: $20,411,551)
              (99.1%)                                  19,341,463
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  167,494  American Express Co., 2.46%, due
              11/15/01                                    167,494**
   121,814  Bayerische Hypo-Und Vereinsbank AG,
              2.5%, due 11/02/01                          121,814**
    30,453  Credit Agricole, 2.44%, due 11/07/01           30,453**
   116,586  Fleet National Bank, 2.7%, due 04/30/02       116,586**
   763,037  Foreign Currency Call Accounts                754,004
   106,586  Merrimac Money Market Fund, 2.8%, due
              11/01/01                                    106,586**
   121,813  Royal Bank of Scotland, 2.47%, due
              11/06/01                                    121,813**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $1,427,783) (7.2%)                        1,418,750
                                                      -----------
            TOTAL INVESTMENTS (COST: $21,839,334)
              (106.3%)                                 20,760,213
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-6.3%)                                  (1,239,193)
                                                      -----------
            NET ASSETS (100.0%)                       $19,521,020
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY *                                       OCTOBER 31, 2001

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                  8.9%
Banking & Financial Services                               10.2
Commercial Services                                         4.8
Communications                                              3.8
Computer Software & Services                                2.5
Electronics                                                 9.5
Heavy Machinery                                             4.7
Industrial - Diversified                                    1.9
Insurance                                                  12.8
Medical Supplies                                            4.0
Oil & Gas                                                   8.2
Pharmaceuticals                                            10.0
Radio Telephone Communications                              6.8
Retail                                                      2.4
Retailers                                                   1.9
Telephone Communications, exc. Radio                        6.7
Short-Term Investments                                      7.2
                                                      ---------
    TOTAL                                                 106.3%
                                                      =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           JAPAN (99.7% OF NET ASSETS)
   4,000   Canon, Incorporated                       $  116,335
  14,000   Daibiru Corporation                           92,986
  30,000   Fuji Heavy Industries, Limited               146,808
   1,900   Fuji Machine Manufacturing Company,
             Limited                                     24,680
   8,000   Fujitsu Support & Service, Incorporated      202,606
  26,000   Hitachi, Limited                             177,362
   3,000   Honda Motor Company, Limited                 107,594
   3,000   Ito-Yokado Company, Limited                  132,347
   2,000   Itochu Techno-Science Corporation            135,289
   2,000   Kao Corporation                               47,384
      48   KDDI Corporation                             126,661
  15,000   Kirin Brewery Company, Limited               114,211
   2,000   Kyocera Corporation                          136,106
  13,000   Matsushita Electric Industrial Company,
             Limited                                    153,997
   4,000   Meitec Corporation                           104,571
   7,000   Mitsubishi Materials Corporation              10,522
      20   Mitsubishi Tokyo Financial Group,
             Incorporated                               148,687*
  40,000   Mitsui Chemicals, Incorporated               130,060
  10,000   NEC Corporation                               90,683
  45,000   Nippon Express Company                       162,861
      45   Nippon Telegraph & Telephone Corporation     185,287
      15   NTT Mobile Communication Network,
             Incorporated                               203,423
   1,500   Rohm Company                                 159,675
  20,000   Sekisui House, Limited                       161,104
  30,000   Shimizu Corporation                          132,102
  20,000   Sumitomo Corporation                         116,989
  19,000   Sumitomo Electric Industries, Limited        161,121
  26,000   Sumitomo Mitsui Banking Corporation          160,794
   4,000   Takeda Chemical Industries, Limited          193,783
  10,500   Toyota Motor Corporation                     254,769
      35   UFJ Holdings, Incorporated                   156,121*
   6,000   Yamanouchi Pharmaceutical Company,
             Limited                                    177,934
                                                     ----------
           TOTAL COMMON STOCK (COST: $5,590,111)
             (99.7%)                                  4,424,852
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $234,762) (5.3%)
---------  ----------------------------------------------
$234,762   Foreign Currency Call Accounts                     234,476
                                                           ----------
           TOTAL INVESTMENTS (COST: $5,824,873) (105.0%)    4,659,328
           LIABILITIES IN EXCESS OF OTHER ASSETS (-5.0%)     (221,362)
                                                           ----------
           NET ASSETS (100.0%)                             $4,437,966
                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (*)                                     OCTOBER 31, 2001

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                 8.2%
Banking & Financial Services                              10.5
Beverages, Food & Tobacco                                  2.6
Chemicals                                                  2.9
Commercial Services                                        2.6
Computer Services                                         12.0
Electrical Equipment                                      13.3
Electronics                                                7.1
Heavy Machinery                                            0.5
Home Construction, Furnishings & Appliances                3.6
Household Products                                         1.1
Machinery                                                  3.0
Metals                                                     0.2
Pharmaceuticals                                            8.4
Radio Telephone Communications                             4.6
Real Estate                                                2.1
Retail                                                     3.0
Telephone Communications, exc. Radio                       7.0
Transportation                                             7.0
Short-Term Investments                                     5.3
                                                     ---------
    TOTAL                                                105.0%
                                                     =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------
            FINLAND (COST: $1,204,608) (2.7% OF NET
              ASSETS)
    57,645  Nokia OYJ                                 $ 1,178,603
                                                      -----------
            FRANCE (16.6%)
    72,155  Alstom                                      1,103,530
    22,200  Aventis S.A.                                1,634,635
    29,547  Lagardere Groupe                            1,042,697
    36,000  PSA Peugeot Citroen                         1,463,998
    13,713  Total Fina ELF S.A.                         1,926,803
                                                      -----------
            TOTAL FRANCE (COST: $8,950,437)             7,171,663
                                                      -----------
            GERMANY (15.1%)
     5,100  Allianz AG                                  1,201,356
    40,500  Bayerische Motoren Werke AG                 1,194,301
    18,000  Deutsche Bank AG                              997,075
    19,422  Fresenius Medical Care AG                     869,072
    12,503  SAP AG                                      1,293,941
    20,173  Siemans AG                                    963,000+
                                                      -----------
            TOTAL GERMANY (COST: $8,290,284)            6,518,745
                                                      -----------
            GREAT BRITAIN (11.6%)
   183,800  British Telecommunications PLC                930,205
    86,426  Royal Bank of Scotland Group                2,067,590
   875,175  Vodafone Group PLC                          2,023,700
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $5,371,949)      5,021,495
                                                      -----------
            HONG KONG (4.2%)
   105,000  Cheung Kong Holdings, Limited                 888,462
   300,000  China Telecom (Hong Kong), Limited            909,615*
                                                      -----------
            TOTAL HONG KONG (COST: $2,033,400)          1,798,077
                                                      -----------
            IRELAND (5.5%)
   105,000  Bank of Ireland                               928,948
    31,905  Elan Corporation PLC (ADR)                  1,456,463*+
                                                      -----------
            TOTAL IRELAND (COST: $2,625,089)            2,385,411
                                                      -----------
            JAPAN (22.0%)
    20,000  Fujitsu Support & Service, Incorporated       506,515
   160,000  Hitachi, Limited                            1,091,459
       350  KDDI Corporation                              923,573
    17,000  Kyocera Corporation                         1,156,897
    68,000  Mitsubishi Materials Corporation              102,218
       240  Nippon Telegraph & Telephone Corporation      988,195
   100,000  Sekisui House, Limited                        805,523
   180,000  Sumitomo Corporation                        1,052,898
   130,000  Sumitomo Electric Industries, Limited       1,102,406
       200  UFJ Holdings, Incorporated                    892,120*+
    30,000  Yamanouchi Pharmaceutical Company,
              Limited                                     889,670
                                                      -----------
            TOTAL JAPAN (COST: $11,702,914)             9,511,474
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            MEXICO (COST: $701,418) (1.6%)
   316,300  Wal-mart de Mexico, S.A. de C.V., Series
              C                                       $   684,428*
                                                      -----------
            NETHERLANDS (5.6%)
    89,650  ASM Lithography Holding, N.V.               1,291,964*
    48,000  Fortis (NL), N.V.                           1,137,044
       336  Koninklijke Numico, N.V.                        8,776
                                                      -----------
            TOTAL NETHERLANDS (COST: $3,346,428)        2,437,784
                                                      -----------
            SINGAPORE (COST: $1,003,134) (2.1%)
   165,000  United Overseas Bank, Limited                 922,546
                                                      -----------
            SPAIN (COST: $1,921,700) (3.3%)
   118,000  Telefonica S.A.                             1,417,810*
                                                      -----------
            TAIWAN (COST: $702,908) (2.1%)
    70,000  Taiwan Semiconductor Manufacturing
              Company, Limited (ADR)                      903,700*+
                                                      -----------
            TOTAL COMMON STOCK (COST: $47,854,269)
              (92.4%)                                  39,951,736
                                                      -----------

            TCW GALILEO FUNDS (COST: $295,541) (0.7%)
            -----------------------------------------
   295,541  TCW Galileo Money Market Fund                  295,541
                                                       -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  846,513  American Express Co., 2.46%, due 11/15/01      846,513**
   615,643  Bayerische Hypo-Und Vereinsbank AG, 2.5%,
              due 11/02/01                                 615,643**
   153,912  Credit Agricole, 2.44%, due 11/07/01           153,912**
   460,084  Fleet National Bank, 2.7%, due 04/30/02        460,084**
 1,976,335  Foreign Currency Call Accounts               1,964,161
   196,099  General Motors Acceptance Corp., 2.8%,
              due 03/08/02                                 196,099**
    65,481  Investors Bank & Trust Depository
              Reserve, 1.35%, due 11/01/01                  65,481
   471,714  Merrimac Money Market Fund, 2.8%, due
              11/01/01                                     471,714**
   615,647  Royal Bank of Scotland, 2.47%, due
              11/06/01                                     615,647**
                                                       -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $5,401,428) (12.5%)                        5,389,254
                                                       -----------
            TOTAL INVESTMENTS (COST: $53,551,238)
              (105.6%)                                  45,636,531
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-5.6%)                                   (2,406,245)
                                                       -----------
            NET ASSETS (100.0%)                        $43,230,286
                                                       ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (*)

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                  6.1%
Banking                                                     2.1
Banking & Financial Services                               11.3
Commercial Services                                         2.4
Communications                                              4.8
Computer Services                                           1.2
Computer Software & Services                                3.0
Electrical Equipment                                        7.7
Electronics                                                 5.1
Heavy Machinery                                             4.8
Home Construction, Furnishings & Appliances                 1.9
Industrial - Diversified                                    2.4
Insurance                                                   5.4
Investment Companies                                        0.7
Medical Supplies                                            2.0
Metals                                                      0.2
Oil & Gas                                                   4.5
Pharmaceuticals                                             9.2
Radio Telephone Communications                              4.7
Real Estate                                                 2.1
Retail                                                      1.6
Telephone Communications, exc. Radio                        9.9
Short-Term Investments                                     12.5
                                                      ---------
    TOTAL                                                 105.6%
                                                      =========

  *  THESE CLASSIFICATIONS ARE NOT SUBJECT TO AUDIT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value(1)       $    8,887     $   29,963    $   20,980    $   20,760
  Receivables for Securities
    Sold                                 --          1,318           119            --
  Receivables for Fund Shares
    Sold                                 --             --             4             8
  Interest and Dividends
    Receivable                            2             12           486            16
  Foreign Tax Reclaim
    Receivable                           --              1            --            38
  Deferred Organization Costs            --             --            --             1
                                 ----------     ----------    ----------    ----------
    Total Assets                      8,889         31,294        21,589        20,823
                                 ----------     ----------    ----------    ----------
LIABILITIES
  Distribution Payable                   --             --           156            --
  Payables for Securities
    Purchased                            --            256            --           424
  Payable for Fund Shares
    Redeemed                             --             --            --             5
  Payables Upon Return of
    Securities Loaned (Note 3)          699          2,974            --           665
  Due to Custodian                      145             --            --           136
  Unrealized Depreciation of
    Forward Foreign Currency
    Contracts (Note 10)                  --             --            --             4
  Accrued Management Fees                 6             24            13            17
  Other Accrued Expenses                 43             59            46            51
                                 ----------     ----------    ----------    ----------
    Total Liabilities                   893          3,313           215         1,302
                                 ----------     ----------    ----------    ----------
NET ASSETS                       $    7,996     $   27,981    $   21,374    $   19,521
                                 ==========     ==========    ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                $   10,110     $   42,584    $   19,401    $   29,181
  Undistributed Net Realized
    Gain (Loss) on Investments
    and Foreign Currency               (819)        (6,954)        1,894        (8,747)
  Unrealized Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency                           (947)        (8,428)           56        (1,083)
  Undistributed Net Investment
    Income (Loss)                      (348)           779            23           170
                                 ----------     ----------    ----------    ----------
NET ASSETS                       $    7,996     $   27,981    $   21,374    $   19,521
                                 ==========     ==========    ==========    ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                 $    7,996     $   27,981    $   21,374    $   18,502
                                 ==========     ==========    ==========    ==========
  N Class Shares                 $       --     $       --    $       --    $    1,019
                                 ==========     ==========    ==========    ==========
CAPITAL SHARES OUTSTANDING:
  I Class                         1,289,390      4,484,291     2,601,937     2,125,266
                                 ==========     ==========    ==========    ==========
  N Class                                --             --            --       118,167
                                 ==========     ==========    ==========    ==========
NET ASSET VALUE PER SHARE:
  I Class                        $     6.20     $     6.24    $     8.21    $     8.71
                                 ==========     ==========    ==========    ==========
  N Class                        $       --     $       --    $       --    $     8.63
                                 ==========     ==========    ==========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT OCTOBER 31, 2001 WAS $9,834, $38,391, $20,924 AND $21,839, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2001

                                           TCW GALILEO       TCW GALILEO
                                            JAPANESE     SELECT INTERNATIONAL
                                          EQUITIES FUND     EQUITIES FUND
                                          -------------  --------------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value(1)                  $  4,659          $   45,637
  Receivables for Securities Sold                421               1,242
  Interest and Dividends Receivable               26                  26
  Foreign Tax Reclaim Receivable                   2                  15
  Deferred Organization Costs                      1                   2
                                            --------          ----------
    Total Assets                               5,109              46,922
                                            --------          ----------
LIABILITIES
  Payable for Securities Purchased               352                  --
  Payable for Fund Shares Redeemed               272                 250
  Payable Upon Return of Securities
    Loaned (Note 3)                               --               3,360
  Accrued Management Fees                          4                  28
  Other Accrued Expenses                          43                  54
                                            --------          ----------
    Total Liabilities                            671               3,692
                                            --------          ----------
NET ASSETS                                  $  4,438          $   43,230
                                            ========          ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                           $ 12,662          $   49,656
  Undistributed Net Realized Gain on
    Investments and Foreign Currency          (6,336)             (1,724)
  Unrealized (Depreciation) on
    Investments and Foreign Currency          (1,166)             (7,915)
  Undistributed Net Investment Income
    (Loss)                                      (722)              3,213
                                            --------          ----------
NET ASSETS                                  $  4,438          $   43,230
                                            ========          ==========
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                            $  4,438          $   43,230
                                            ========          ==========
CAPITAL SHARES OUTSTANDING:
  I Class                                    571,408           5,197,079
                                            ========          ==========
NET ASSET VALUE PER SHARE:
  I Class                                   $   7.77          $     8.32
                                            ========          ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT OCTOBER 31, 2001 WAS $5,825 AND $53,552, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
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INTERNATIONAL
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2001

                                                TCW       TCW
                                    TCW       GALILEO   GALILEO     TCW
                                  GALILEO     EMERGING  EMERGING  GALILEO
                                ASIA PACIFIC  MARKETS   MARKETS   EUROPEAN
                                  EQUITIES    EQUITIES   INCOME   EQUITIES
                                    FUND        FUND      FUND      FUND
                                ------------  --------  --------  --------
                                       DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                   $   209     $   798    $   --   $    396
  Interest                             21          73     5,872         88
                                  -------     -------    ------   --------
    Total                             230         871     5,872        484
                                  -------     -------    ------   --------
EXPENSES:
  Management Fees                     106         326       416        273
  Accounting Service Fees              35          35        35         40
  Administration Fees                  24          24        25         29
  Transfer Agent Fees:
    I Class                            27          29        31         26
    N Class                            --          --        --         24
  Custodian Fees                       13          24        26         29
  Professional Fees                    30          65        34         35
  Directors' Fees & Expenses            5           2         6          5
  Registration Fees:
    I Class                             6           7         5         19
    N Class                            --          --        --         11
  Distributions Fees:
    N Class (Note 6)                   --          --        --          1
    Amortization of Deferred
      Organization Costs               --          --        --          2
  Other                                10          25        23         21
                                  -------     -------    ------   --------
    Total                             256         537       601        515
    Less Expenses Borne by
      Investment Advisor:
      I Class                          27          --        --         --
      N Class                          --          --        --         33
                                  -------     -------    ------   --------
    Net Expenses                      229         537       601        482
                                  -------     -------    ------   --------
  Net Investment Income                 1         334     5,271          2
                                  -------     -------    ------   --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                      (819)     (3,554)    1,978     (8,747)
    Foreign Currency                  (13)        (37)      257        211
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                    (1,377)     (3,521)     (523)    (4,713)
    Foreign Currency                   --           1      (299)        --
                                  -------     -------    ------   --------
  Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                   (2,209)     (7,111)    1,413    (13,249)
                                  -------     -------    ------   --------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $(2,208)    $(6,777)   $6,684   $(13,247)
                                  =======     =======    ======   ========

--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF OPERATIONS (CONTINUED)                 YEAR ENDED OCTOBER 31, 2001

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT OCTOBER 31, 2001 WAS $17, $35 AND $46, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2001

                                           TCW GALILEO       TCW GALILEO
                                            JAPANESE     SELECT INTERNATIONAL
                                          EQUITIES FUND     EQUITIES FUND
                                          -------------  --------------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                              $    65           $  3,852
  Interest                                       593                 99
                                             -------           --------
    Total                                        658              3,951
                                             -------           --------
EXPENSES:
  Management Fees                                129                355
  Accounting Service Fees                         35                 28
  Administration Fees                             24                 24
  Transfer Agent Fees:
    I Class                                       28                 31
  Custodian Fees                                  20                 25
  Professional Fees                               30                 33
  Directors' Fees & Expenses                       5                  5
  Registration Fees:
    I Class                                        4                 12
  Amortization of Deferred Organization
    Costs                                          1                  2
  Other                                           12                 23
                                             -------           --------
    Total                                        288                538
    Less Management Fees Waived by
      Investment Advisor                          --                112
                                             -------           --------
    Net Expenses                                 288                426
                                             -------           --------
  Net Investment Income                          370              3,525
                                             -------           --------
NET REALIZED AND UNREALIZED (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized (Loss) on:
    Investments                               (6,336)            (2,902)
    Foreign Currency                            (324)              (751)
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                                 (717)           (19,705)
    Foreign Currency                               3                 (1)
                                             -------           --------
  Net Realized and Unrealized (Loss) on
    Investments and Foreign Currency
    Transactions                              (7,374)           (23,359)
                                             -------           --------
(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                 $(7,004)          $(19,834)
                                             =======           ========

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO JAPANESE EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT OCTOBER 31, 2001 WAS $11 AND $74, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                                     TCW GALILEO
                                   TCW GALILEO         EMERGING
                                  ASIA PACIFIC         MARKETS
                                  EQUITIES FUND     EQUITIES FUND
                                -----------------  ----------------
                                   YEAR ENDED         YEAR ENDED
                                   OCTOBER 31,       OCTOBER 31,
                                -----------------  ----------------
                                 2001      2000     2001     2000
                                -------  --------  -------  -------
                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $     1  $   (107) $   334  $    45
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions          (832)    4,855   (3,591)   6,976
  Change in Unrealized
    (Depreciation) on
    Investments and Foreign
    Currency Transactions        (1,377)   (3,650)  (3,520)  (8,745)
                                -------  --------  -------  -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                   (2,208)    1,098   (6,777)  (1,724)
                                -------  --------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    I Class                        (422)       --       --       --
                                -------  --------  -------  -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
    I Class                      (2,232)  (10,310)    (648)  10,539
                                -------  --------  -------  -------
    Increase (Decrease) in Net
      Assets                     (4,862)   (9,212)  (7,425)   8,815
NET ASSETS
    Beginning of Year            12,858    22,070   35,406   26,591
                                -------  --------  -------  -------
    End of Year                 $ 7,996  $ 12,858  $27,981  $35,406
                                =======  ========  =======  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO         TCW GALILEO
                                 EMERGING MARKETS        EUROPEAN
                                   INCOME FUND        EQUITIES FUND
                                ------------------  ------------------
                                    YEAR ENDED          YEAR ENDED
                                   OCTOBER 31,         OCTOBER 31,
                                ------------------  ------------------
                                  2001      2000      2001      2000
                                --------  --------  --------  --------
                                     DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $  5,271  $ 10,672  $      2  $    (66)
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions          2,235     5,155    (8,536)   21,212
  Change in Unrealized
    (Depreciation) on
    Investments and Foreign
    Currency Transactions           (822)   (2,221)   (4,713)   (9,435)
                                --------  --------  --------  --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     6,684    13,606   (13,247)   11,711
                                --------  --------  --------  --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                       (5,470)  (10,533)       --      (365)
  Distributions from Net
    Realized Gain:
    I Class                         (911)       --    (4,010)   (4,010)
    N Class                           --        --       (15)       (6)
                                --------  --------  --------  --------
  Total Distributions to
    Shareholders                  (6,381)  (10,533)   (4,025)   (4,381)
                                --------  --------  --------  --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                        (89,890)   26,775   (29,330)  (37,800)
  N Class                             --        --       852       103
                                --------  --------  --------  --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions   (89,890)   26,775   (28,478)  (37,697)
                                --------  --------  --------  --------
  Increase (Decrease) in Net
    Assets                       (89,587)   29,848   (45,750)  (30,367)
NET ASSETS
  Beginning of Year              110,961    81,113    65,271    95,638
                                --------  --------  --------  --------
  End of Year                   $ 21,374  $110,961  $ 19,521  $ 65,271
                                ========  ========  ========  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO          TCW GALILEO
                                     JAPANESE       SELECT INTERNATIONAL
                                  EQUITIES FUND        EQUITIES FUND
                                ------------------  --------------------
                                    YEAR ENDED           YEAR ENDED
                                   OCTOBER 31,          OCTOBER 31,
                                ------------------  --------------------
                                  2001      2000      2001       2000
                                --------  --------  ---------  ---------
                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)  $    370  $   (325) $  3,525   $  7,234
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions         (6,660)   13,093    (3,653)    15,993
  Change in Unrealized
    (Depreciation) on
    Investments and Foreign
    Currency Transactions           (714)  (10,078)  (19,706)    (9,871)
                                --------  --------  --------   --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                    (7,004)    2,690   (19,834)    13,356
                                --------  --------  --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                         (354)     (195)   (5,554)        --
  Distributions from Net
    Realized Gain:
    I Class                       (4,474)  (10,225)       --     (4,533)
                                --------  --------  --------   --------
  Total Distributions to
    Shareholders                  (4,828)  (10,420)   (5,554)    (4,533)
                                --------  --------  --------   --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                        (24,903)  (28,072)   21,709    (74,250)
                                --------  --------  --------   --------
  (Decrease) in Net Assets       (36,735)  (35,802)   (3,679)   (65,427)
NET ASSETS
  Beginning of Year               41,173    76,975    46,909    112,336
                                --------  --------  --------   --------
  End of Year                   $  4,438  $ 41,173  $ 43,230   $ 46,909
                                ========  ========  ========   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 25 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Focused Large Cap Value Fund            Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of large
                                                    capitalization companies.
TCW Galileo Growth Insights Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities issued by companies that are
                                                    believed to have superior growth prospects.
TCW Galileo Health Sciences Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities of companies principally en-
                                                    gaged in development, production or distribution
                                                    of products or services relating to "health sci-
                                                    ences."
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.

                                                                          [ICON]
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                                                                OCTOBER 31, 2001

U.S. EQUITIES (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Technology Fund                         Seeks long-term capital appreciation by investing
                                                    in equity securities of companies with superior
                                                    earnings growth prospects engaged in technology,
                                                    telecommunications and information industries.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing in
                                                    publicly traded equity securities issued by small
                                                    and medium companies with market capitalization at
                                                    the time of purchase between $500 million and
                                                    $5 billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo Flexible Income Fund                    Seeks to maximize current income and provide
                                                    potential for capital appreciation by investing in
                                                    high yield/below investment grade bonds and con-
                                                    vertible securities.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

U.S. FIXED INCOME (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Select International Equities Fund      Seeks long-term capital appreciation by investing
  (formerly TCW Galileo International Equities      in equity securities of non-U.S. companies in both
  Fund)                                             developed and emerging market countries around the
                                                    world.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing in debt securities
                                                    issued or guaranteed by companies, financial
                                                    institutions, and government entities in emerging
                                                    market countries.

Ten TCW Galileo Funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares: I Class and N Class. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The I Class shares are offered at the current net asset value. The N Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                OCTOBER 31, 2001

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering N Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering N Class shares.

The TCW Galileo Flexible Income Fund, the TCW Galileo Growth Insights Fund, the TCW Galileo Health Sciences Fund and the TCW Galileo Focused Large Cap Value Fund commenced operations on November 1, 2000, December 1, 2000, December 1, 2000 and March 1, 2001, respectively, as new TCW Galileo Funds, offering
N Class shares which are currently not available to the general public.

Effective March 1, 2001, the TCW Galileo International Equities Fund changed its name and investment objective. TCW Galileo Select International Equities Fund invests in equity securities of non-U.S. companies in both developed and emerging market companies around the world. Previously, the fund invested in underlying TCW Galileo Funds.

Effective July 31, 2001, the shareholders of TCW Galileo Latin America Equities Fund approved the transfer of the fund's assets and liabilities to the TCW Galileo Emerging Markets Equities Fund in exchange for shares of the TCW Galileo Emerging Markets Equities Fund in a tax free transaction. The shareholders of the TCW Galileo Latin America Fund received 224,026 shares of the TCW Galileo Emerging Markets Equities Fund which had a value of $1,525,614, including $98,336 of unrealized depreciation. The TCW Galileo Latin America Equities Fund was subsequently liquidated.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

basis of specific identification. The TCW Galileo Emerging Markets Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for the Funds' fiscal year beginning November 1, 2001. As required, the Fund will begin amortizing premiums on debt securities effective
November 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation, based on securities held as of October 31, 2001.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received,
48
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                                                                OCTOBER 31, 2001

less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2001.

DEFERRED ORGANIZATION COSTS: Organizational costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo Select International Equities Fund and the TCW Galileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that classes operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The TCW Galileo Asia Pacific Equities Fund, The TCW Galileo Emerging Market Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund reclassified (amounts in thousands) $1,717, $1,392, $18,404, $9,049, and $11,921 respectively, from undistributed net realized gains to paid-in capital at October 31, 2001, as result of permanent differences between book and tax. In addition, the TCW Galileo Select International Equities Fund reclassified (amount in thousands) $3,750 from undistributed net investment income to paid-in capital at October 31, 2001, as a result of permanent differences between book and tax.

49
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2001 (amounts in thousands):

                                        MARKET VALUE OF                            SECURITIES
                                       LOANED SECURITIES     COLLATERAL VALUE    LENDING FEES*
                                       ------------------    ----------------    --------------
TCW Galileo Asia Pacific Equities
  Fund                                 $              647    $           699     $            3
TCW Galileo Emerging Markets
  Equities Fund                                     2,836              2,974                  3
TCW Galileo European Equities Fund                    651                665                 16
TCW Galileo Select International
  Equities Fund                                     3,252              3,360                 23

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2001, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                      TCW GALILEO     TCW GALILEO       TCW GALILEO
                                     ASIA PACIFIC   EMERGING MARKETS  EMERGING MARKETS
                                     EQUITIES FUND   EQUITIES FUND      INCOME FUND
                                     -------------  ----------------  ----------------
Unrealized Appreciation                 $   470         $ 1,106           $   815
Unrealized (Depreciation)                (1,417)         (9,613)           (1,071)
                                        -------         -------           -------
Net Unrealized Depreciation             $  (947)        $(8,507)          $  (256)
                                        =======         =======           =======
Cost of Investments for Federal
  Income Tax Purposes                   $ 9,834         $38,470           $21,236
                                        =======         =======           =======

                                                                        TCW GALILEO
                                      TCW GALILEO     TCW GALILEO          SELECT
                                       EUROPEAN         JAPANESE       INTERNATIONAL
                                     EQUITIES FUND   EQUITIES FUND     EQUITIES FUND
                                     -------------  ----------------  ----------------
Unrealized Appreciation                 $ 1,056         $    57           $   474
Unrealized (Depreciation)                (2,475)         (1,342)           (8,602)
                                        -------         -------           -------
Net Unrealized Depreciation             $(1,419)        $(1,285)          $(8,128)
                                        =======         =======           =======
Cost of Investments for Federal
  Income Tax Purposes                   $22,179         $ 5,944           $53,765
                                        =======         =======           =======

50
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                                                                OCTOBER 31, 2001

At October 31, 2001, the following Funds had net capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                           EXPIRING IN
                                          --------------
                                           2006    2009
                                          ------  ------
TCW Galileo Asia Pacific Equities Fund    $   --  $  820
TCW Galileo Emerging Markets Equities
  Fund                                     3,399   3,555
TCW Galileo European Equities Fund            --   8,605
TCW Galileo Japanese Equities Fund            --   6,975
TCW Galileo Select International
  Equities Fund                               --   1,724

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund               1.00%
TCW Galileo Emerging Markets Equities Fund           1.00%
TCW Galileo Emerging Markets Income Fund             0.75%
TCW Galileo European Equities Fund                   0.75%
TCW Galileo Japanese Equities Fund                   0.75%
TCW Galileo Select International Equities Fund       0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 2001, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

TCW Galileo Asia Pacific Equities Fund               2.11%
TCW Galileo Emerging Markets Equities Fund           2.12%
TCW Galileo Emerging Markets Income Fund             1.60%
TCW Galileo European Equities Fund                   1.82%
TCW Galileo Japanese Equities Fund                   1.92%
TCW Galileo Select International Equities Fund       1.67%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2001, were as follows (amounts in thousands):

                                      TCW GALILEO     TCW GALILEO       TCW GALILEO
                                     ASIA PACIFIC   EMERGING MARKETS  EMERGING MARKETS
                                     EQUITIES FUND   EQUITIES FUND      INCOME FUND
                                     -------------  ----------------  ----------------
Purchases at Cost                       $ 4,688         $13,002           $ 29,108
                                        =======         =======           ========
Sales Proceeds                          $ 7,171         $13,228           $113,972
                                        =======         =======           ========

                                                                        TCW GALILEO
                                      TCW GALILEO     TCW GALILEO          SELECT
                                       EUROPEAN         JAPANESE       INTERNATIONAL
                                     EQUITIES FUND   EQUITIES FUND     EQUITIES FUND
                                     -------------  ----------------  ----------------
Purchases at Cost                       $35,322         $17,273           $104,573
                                        =======         =======           ========
Sales Proceeds                          $66,476         $44,416           $ 86,977
                                        =======         =======           ========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2001.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

TCW GALILEO ASIA PACIFIC EQUITIES FUND
I CLASS                                         YEAR ENDED                    YEAR ENDED
                                             OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------------  -----------------------------
                                                         AMOUNT                         AMOUNT
                                          SHARES     (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 212,924     $  1,441         344,125      $   3,603
Shares Issued upon Reinvestment of
  Dividends                                  53,664          410              --              5
Shares Redeemed                            (553,223)      (4,083)     (1,403,946)       (13,918)
                                        -----------     --------      ----------      ---------
Net (Decrease)                             (286,635)    $ (2,232)     (1,059,821)     $ (10,310)
                                        ===========     ========      ==========      =========

TCW GALILEO EMERGING MARKETS EQUITIES         YEAR ENDED                    YEAR ENDED
FUND                                       OCTOBER 31, 2001              OCTOBER 31, 2000
I CLASS                                 ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Issued upon Exchange of TCW
  Galileo Latin America Equities Fund
  Interest                                  224,026     $  1,526              --      $      --
Shares Sold                               2,237,920       16,615       4,335,428         40,556
Shares Redeemed                          (2,628,802)     (18,789)     (3,061,062)       (30,017)
                                        -----------     --------      ----------      ---------
Net Increase (Decrease)                    (166,856)    $   (648)      1,274,366      $  10,539
                                        ===========     ========      ==========      =========

52
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                                                                OCTOBER 31, 2001

TCW GALILEO EMERGING MARKETS INCOME           YEAR ENDED                    YEAR ENDED
FUND                                       OCTOBER 31, 2001              OCTOBER 31, 2000
I CLASS                                 ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 421,768     $  3,409       5,824,085      $  48,472
Shares Issued upon Reinvestment of
  Dividends                                 706,404        5,753       1,033,847          8,567
Shares Redeemed                         (12,148,162)     (99,052)     (3,583,893)       (30,264)
                                        -----------     --------      ----------      ---------
Net Increase (Decrease)                 (11,019,990)    $(89,890)      3,274,039      $  26,775
                                        ===========     ========      ==========      =========

TCW GALILEO EUROPEAN EQUITIES FUND
I CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 697,851     $  8,734       4,648,648      $  73,476
Shares Issued upon Reinvestment of
  Dividends                                 267,959        3,395         306,031          4,354
Shares Redeemed                          (3,508,034)     (41,459)     (7,573,232)      (115,630)
                                        -----------     --------      ----------      ---------
Net (Decrease)                           (2,542,224)    $(29,330)     (2,618,553)     $ (37,800)
                                        ===========     ========      ==========      =========

TCW GALILEO EUROPEAN EQUITIES FUND
N CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                               1,549,172     $ 15,191          22,574      $     362
Shares Issued upon Reinvestment of
  Dividends                                   1,171           14             474              7
Shares Redeemed                          (1,447,751)     (14,353)        (18,812)          (266)
                                        -----------     --------      ----------      ---------
Net Increase                                102,592     $    852           4,236      $     103
                                        ===========     ========      ==========      =========

TCW GALILEO JAPANESE EQUITIES FUND
I CLASS                                       YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 906,839     $  8,919       2,063,831      $  31,954
Shares Issued upon Reinvestment of
  Dividends                                 219,008        2,472         556,315          7,910
Shares Redeemed                          (3,630,400)     (36,294)     (4,580,910)       (67,936)
                                        -----------     --------      ----------      ---------
Net (Decrease)                           (2,504,553)    $(24,903)     (1,960,764)     $ (28,072)
                                        ===========     ========      ==========      =========

TCW GALILEO SELECT INTERNATIONAL              YEAR ENDED                    YEAR ENDED
EQUITIES FUND                              OCTOBER 31, 2001              OCTOBER 31, 2000
I CLASS                                 ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                               6,397,775     $ 67,968       1,254,687      $  20,066
Shares Issued upon Reinvestment of
  Dividends                                 363,793        4,427         306,555          4,503
Shares Redeemed                          (4,855,556)     (50,686)     (6,484,929)       (98,819)
                                        -----------     --------      ----------      ---------
Net Increase (Decrease)                   1,906,012     $ 21,709      (4,923,687)     $ (74,250)
                                        ===========     ========      ==========      =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 2001, were valued both at the date of acquisition and October 31, 2001, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO EMERGING MARKETS EQUITIES FUND:

 NUMBER OF                                          DATE OF
  SHARES     INVESTMENT                           ACQUISITION    COST
-----------  -----------------------------------  -----------  --------
     30,000  Reliance Industries, Limited (GDR)     07/31/00   $510,000
             (India)
    400,350  Taiwan Semiconductor Manufacturing     11/30/99    794,838
             Company, Limited (Local Shares)
             (144A) (Taiwan)
     15,965  Telekomunikacja Polska, S.A. (144A)    11/09/98     70,885
             (GDR) (Poland)

The total value of restricted securities is $1,113,625 which represents 4.0% of net assets of the Fund at October 31, 2001.

TCW GALILEO EMERGING MARKETS INCOME FUND:

PRINCIPAL                                          DATE OF
  AMOUNT    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$  345,000  Banco Nacional de Desenvolimento,      06/15/01   $  345,000
            Exchangeable Embraer Brasilia,
            (144A), 6.5%, due 06/15/06 (Brazil)
   280,000  Banco Nacional de Desenvolimento,      10/03/01      227,500
            Exchangeable Embraer Brasilia,
            (Reg. S), 6.5%, due 06/15/06
            (Brazil)
   425,000  Hanvit Bank, (144A), 11.75%, due       06/02/00      408,063
            03/01/10 (South Korea)
   575,000  Malaysia Petronas, (144A), 7.75%,      11/01/00      549,300
            due 08/15/15 (Malaysia)
   690,000  Republic of Ecuador, (144A), 12%,      03/16/01      464,769
            due 11/15/12 (Ecuador)
   535,000  Republic of Egypt, (144A), 8.75%,      08/15/01      530,895
            due 07/11/11 (Egypt)
 2,675,000  Russian Federation, (144A), 2.5%,      03/14/01    1,106,781
            due 03/31/30 (Russia)
   820,000  Russian Federation, (144A), 12.75%,    07/23/98      727,340
            due 06/24/28, Par Put 06/24/08,
            (Russia)
   985,000  Russian Federation, (Reg. S),          07/23/98      814,456
            12.75%, due 06/24/28, Par Put
            06/24/08, (Russia)

The total value of restricted securities is $5,593,150 which represents 26.2% of net assets of the Fund at October 31, 2001.

54
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                                                                OCTOBER 31, 2001

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The Fund listed below invested in forward foreign currency contracts during the year ended October 31, 2001. The contracts are used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. There were no realized gains or losses recorded in the financial statements for the year ended October 31, 2001. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding as of October 31, 2001:

TCW GALILEO ASIA PACIFIC EQUITIES FUND:

                                                                UNREALIZED
EXPIRATION                                       IN EXCHANGE  (DEPRECIATION)
   DATE     CONTRACT TO BUY                      FOR U.S. $    ON CONTRACT
----------  -----------------------------------  -----------  --------------
11/01/2001  Hong Kong Dollar 1,161,068            $148,874         $(18)
                                                                   ====

TCW GALILEO EUROPEAN EQUITIES FUND:

                                                                UNREALIZED
EXPIRATION                                       IN EXCHANGE  (DEPRECIATION)
   DATE     CONTRACTS TO BUY                     FOR U.S. $    ON CONTRACTS
----------  -----------------------------------  -----------  --------------
11/01/2001  British Pound Sterling 60,640         $ 88,292       $  (108)
11/02/2001  Danish Krone 1,267,718                 154,393        (1,078)
11/01/2001  Euro Dollar 372,923                    338,502        (2,623)
                                                                 -------
            Total Unrealized Depreciation                        $(3,809)
                                                                 =======

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2001     2000     1999     1998     1997
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  8.16  $  8.37  $  5.09  $  7.37  $  9.61
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss)                        --    (0.06)   (0.02)    0.02    (0.01)
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.69)   (0.15)    3.30    (1.04)   (2.10)
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                 (1.69)   (0.21)    3.28    (1.02)   (2.11)
                           -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             --       --       --       --    (0.08)
Distributions in Excess
  of Net Investment
  Income                        --       --       --       --    (0.05)
Distributions from Net
  Realized Gain              (0.27)      --       --    (1.26)      --
                           -------  -------  -------  -------  -------
Total Distributions          (0.27)      --       --    (1.26)   (0.13)
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $  6.20  $  8.16  $  8.37  $  5.09  $  7.37
                           =======  =======  =======  =======  =======
Total Return                (21.33)%   (2.51)%   64.44%  (14.80)%  (22.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $ 7,996  $12,858  $22,070  $ 8,482  $21,327
Ratio of Expenses to
  Average Net Assets          2.17%(1)    1.80%(1)    2.03%(1)    2.48%    1.49%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets          0.01%   (0.56)%   (0.34)%    0.36%   (0.02)%
Portfolio Turnover Rate      45.49%   79.17%  119.72%  190.33%   81.92%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EX- PENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.42%, 1.94%, AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2001, 2000, AND 1999, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2001     2000     1999     1998     1997
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, Beginning of
  Year                     $  7.61  $  7.87  $  5.57  $  8.32  $  8.18
                           -------  -------  -------  -------  -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss)                      0.07     0.01    (0.02)    0.09     0.03
Net Realized and
  Unrealized Gain (Loss)
  on Investments             (1.44)   (0.27)    2.32    (2.83)    0.22
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                 (1.37)   (0.26)    2.30    (2.74)    0.25
                           -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             --       --       --    (0.01)   (0.11)
                           -------  -------  -------  -------  -------
Net Asset Value per
  Share, End of Year       $  6.24  $  7.61  $  7.87  $  5.57  $  8.32
                           =======  =======  =======  =======  =======
Total Return                (18.00)%   (3.30)%   41.29%  (32.97)%    2.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year
  (in thousands)           $27,981  $35,406  $26,591  $18,763  $47,726
Ratio of Expenses to
  Average Net Assets          1.65%    1.47%    2.02%(1)    1.70%    1.50%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets          1.03%    0.08%   (0.24)%    1.15%    0.36%
Portfolio Turnover Rate      43.10%   84.76%  152.93%  102.28%   79.80%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                              JUNE 3, 1998
                                                             (COMMENCEMENT
                                  YEAR ENDED OCTOBER 31,     OF OPERATIONS)
                                --------------------------      THROUGH
                                 2001      2000     1999    OCTOBER 31, 1998
                                -------  --------  -------  ----------------
Net Asset Value per Share,
  Beginning of Period           $  8.15  $   7.84  $  6.58       $ 10.00
                                -------  --------  -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income              0.78      0.85     0.84          0.37
Net Realized and Unrealized
  Gain (Loss) on Investments       0.13      0.30     1.25         (3.41)
                                -------  --------  -------       -------
Total from Investment
  Operations                       0.91      1.15     2.09         (3.04)
                                -------  --------  -------       -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income               (0.78)    (0.84)   (0.83)        (0.37)
Distributions in Excess of Net
  Investment Income                  --        --       --         (0.01)
Distributions from Net
  Realized Gain                   (0.07)       --       --            --
                                -------  --------  -------       -------
Total Distributions               (0.85)    (0.84)   (0.83)        (0.38)
                                -------  --------  -------       -------
Net Asset Value per Share, End
  of Period                     $  8.21  $   8.15  $  7.84       $  6.58
                                =======  ========  =======       =======
Total Return                      11.77%    15.12%   33.31%       (30.67)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                    $21,374  $110,961  $81,113       $30,090
Ratio of Expenses to Average
  Net Assets                       1.08%     0.99%    1.01%         1.53% (2)
Ratio of Net Investment Income
  to Average Net Assets            9.50%    10.22%   11.37%        11.90% (2)
Portfolio Turnover Rate           58.46%   109.20%  113.00%        68.46% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                           NOVEMBER 3, 1997
                                                            (COMMENCEMENT
                                 YEAR ENDED OCTOBER 31,     OF OPERATIONS)
                                -------------------------      THROUGH
                                 2001     2000     1999    OCTOBER 31, 1998
                                -------  -------  -------  ----------------
Net Asset Value per Share,
  Beginning of Period           $ 13.94  $ 13.11  $ 11.70      $ 10.00
                                -------  -------  -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)         --    (0.01)    0.07         0.06
Net Realized and Unrealized
  Gain (Loss) on Investments      (4.27)    1.44     1.65         1.64
                                -------  -------  -------      -------
Total from Investment
  Operations                      (4.27)    1.43     1.72         1.70
                                -------  -------  -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                  --    (0.05)   (0.03)          --
Distributions from Net
  Realized Gain                   (0.96)   (0.55)   (0.28)          --
                                -------  -------  -------      -------
Total Distributions               (0.96)   (0.60)   (0.31)          --
                                -------  -------  -------      -------
Net Asset Value per Share, End
  of Period                     $  8.71  $ 13.94  $ 13.11      $ 11.70
                                =======  =======  =======      =======
Total Return                     (32.79)%   10.82%   15.16%       17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                    $18,502  $65,054  $95,489      $63,994
Ratio of Expenses to Average
  Net Assets                       1.32%    1.12%    1.01%        1.06% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets     0.01%   (0.09)%    0.58%        0.52% (2)
Portfolio Turnover Rate           97.47%   96.40%   95.21%       72.05% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                       MARCH 1, 1999
                                                       (COMMENCEMENT
                                       YEAR ENDED      OF OFFERING OF
                                       OCTOBER 31,    N CLASS SHARES)
                                     ---------------      THROUGH
                                      2001     2000   OCTOBER 31, 1999
                                     -------  ------  ----------------
Net Asset Value per Share,
  Beginning of Period                $ 13.89  $13.14       $12.37
                                     -------  ------       ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)           (0.06)  (0.09)        0.09
Net Realized and Unrealized Gain
  (Loss) on Investments                (4.24)   1.43         0.68
                                     -------  ------       ------
Total from Investment Operations       (4.30)   1.34         0.77
                                     -------  ------       ------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                  --   (0.04)          --
Distributions from Net Realized
  Gain                                 (0.96)  (0.55)          --
                                     -------  ------       ------
Total Distributions                    (0.96)  (0.59)          --
                                     -------  ------       ------
Net Asset Value per Share, End of
  Period                             $  8.63  $13.89       $13.14
                                     =======  ======       ======
Total Return                          (33.15)%  10.08%        6.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $ 1,019  $  217       $  149
Ratio of Expenses to Average Net
  Assets                                1.81%(3)   1.77%(3)        1.69% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets         (0.58)%  (0.56)%        1.12% (2)
Portfolio Turnover Rate                97.47%  96.40%       95.21% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.09% AND 12.03% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, AND 54.30% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                           NOVEMBER 3, 1997
                                                            (COMMENCEMENT
                                 YEAR ENDED OCTOBER 31,     OF OPERATIONS)
                                -------------------------      THROUGH
                                 2001     2000     1999    OCTOBER 31, 1998
                                -------  -------  -------  ----------------
Net Asset Value per Share,
  Beginning of Period           $ 13.39  $ 15.28  $  8.43      $ 10.00
                                -------  -------  -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)       0.22    (0.10)   (0.02)       (0.04)
Net Realized and Unrealized
  Gain (Loss) on Investments      (3.87)    0.29     6.87        (1.46)
                                -------  -------  -------      -------
Total from Investment
  Operations                      (3.65)    0.19     6.85        (1.50)
                                -------  -------  -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income               (0.16)   (0.05)      --        (0.07)
Distributions from Net
  Realized Gain                   (1.81)   (2.03)      --           --
                                -------  -------  -------      -------
Total Distributions               (1.97)   (2.08)      --        (0.07)
                                -------  -------  -------      -------
Net Asset Value per Share, End
  of Period                     $  7.77  $ 13.39  $ 15.28      $  8.43
                                =======  =======  =======      =======
Total Return                     (31.50)%    0.39%   81.26%      (14.88)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                    $ 4,438  $41,173  $76,975      $28,648
Ratio of Expenses to Average
  Net Assets                       1.67%    1.16%    1.04%        1.20% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets     2.14%   (0.62)%   (0.17)%       (0.48)% (2)
Portfolio Turnover Rate           98.68%  167.56%  149.76%      178.53% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 1.20% OF NET ASSETS THROUGH OCTOBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.51% FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                                                            NOVEMBER 3, 1997
                                                             (COMMENCEMENT
                                  YEAR ENDED OCTOBER 31,     OF OPERATIONS)
                                --------------------------      THROUGH
                                 2001     2000      1999    OCTOBER 31, 1998
                                -------  -------  --------  ----------------
Net Asset Value per Share,
  Beginning of Period           $ 14.25  $ 13.67  $  10.75      $ 10.00
                                -------  -------  --------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income              0.79     1.93      0.21         0.05
Net Realized and Unrealized
  Gain (Loss) on Investments      (5.07)   (0.80)     2.73         0.70
                                -------  -------  --------      -------
Total from Investment
  Operations                      (4.28)    1.13      2.94         0.75
                                -------  -------  --------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income               (1.65)      --     (0.02)          --
Distributions from Net
  Realized Gain                      --    (0.55)       --           --
                                -------  -------  --------      -------
Total Distributions               (1.65)   (0.55)    (0.02)          --
                                -------  -------  --------      -------
Net Asset Value per Share, End
  of Period                     $  8.32  $ 14.25  $  13.67      $ 10.75
                                =======  =======  ========      =======
Total Return                     (33.69)%    8.07%    27.39%        7.50% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                    $43,230  $46,909  $112,336      $74,853
Ratio of Expenses to Average
  Net Assets                       0.90%(3)    0.25%     0.18%        0.17% (2)
Ratio of Net Investment Income
  to Average Net Assets            7.45%   12.28%     1.70%        0.50% (2)
Portfolio Turnover Rate          193.27%   36.08%    27.78%       21.12% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 2001. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED OCTOBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Asia Pacific Equities Fund, TCW Galileo Emerging Markets Equities Fund, TCW Galileo Emerging Markets Income Fund, TCW Galileo European Equities Fund, TCW Galileo Japanese Equities Fund, TCW Galileo Select International Equities Fund (formerly TCW Galileo International Equities Fund) (the "TCW Galileo International Funds") (six of twenty-five funds comprising TCW Galileo Funds, Inc.) as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period ended October 31, 2001, and the financial highlights for each of the respective periods in the five years ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo International Funds as of October 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

December 17, 2001
Los Angeles, California

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE (UNAUDITED)

On account of the year ended October 31, 2001, the following fund paid capital gain distributions within the meaning 852(b)(3)(c) of the Internal Revenue Code. The Fund designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                                 AMOUNTS PER
FUND                                                                SHARE
----                                                            -------------
TCW Galileo Emerging Markets Income Fund                            $0.78

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Fund's transfer agent in January 2002.

TCW GALILEO FUNDS
October 31, 2001

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Alvin R. Albe, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Patrick C. Haden
Director

Thomas E. Larkin, Jr.
Director

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ron R. Redell
Senior Vice President

Philip K. Holl
Secretary

Hilary G.D. Lord
Assistant Secretary

David S. DeVito
Treasurer

George Winn
Assistant Treasurer

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

GALartINT1001